UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811-5883

Dreyfus Index Funds, Inc.

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166

Michael A. Rosenberg, Esq. 200 Park Avenue New York, New York 10166

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	10/31
Date of reporting period:	04/30/11

FORM N-CSR

Item 1.      Reports to Stockholders.

Dreyfus International Stock Index Fund

SEMIANNUAL REPORT April 30, 2011

Save time. Save paper. View your next shareholder report online as soon as it’s available. Log into www.dreyfus.com and sign up for Dreyfus eCommunications. It’s simple and only takes a few minutes.

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents
THE FUND
2	A Letter from the Chairman and CEO
3	Discussion of Fund Performance
6	Understanding Your Fund’s Expenses
6	Comparing Your Fund’s Expenses With Those of Other Funds
7	Statement of Investments
37	Statement of Financial Futures
38	Statement of Assets and Liabilities
39	Statement of Operations
40	Statement of Changes in Net Assets
41	Financial Highlights
42	Notes to Financial Statements
57	Information About the Renewal of the Fund’s Management Agreement
FOR MORE INFORMATION
Back Cover

Dreyfus International
Stock Index Fund

The Fund

A LETTER FROM THE CHAIRMAN AND CEO

Dear Shareholder:

We are pleased to present this semiannual report for Dreyfus International Stock Index Fund, covering the six-month period from November 1, 2010, through April 30, 2011.

Multiple crosscurrents have influenced the global economy. A modest slowdown earlier in 2010 gave way to renewed strength during the reporting period. The recovery has been fueled by three important characteristics. First, macroeconomic policy has been stimulative in most of the developed world. Second, in response to inflation worries emerging countries have shifted policy from aggressively stimulative to neutral, but not restrictive, supporting ongoing demand for commodities. Third, corporate balance sheets have strengthened due to cheap bond financing, rising profits and relatively slow growth in corporate spending. Although shocks emanating from events in the Middle East and Japan presented potential headwinds, global equities generally rallied as investors increasingly recognized that otherwise positive forces would prevent a return to global recession.

We expect the global economy to continue to expand at a moderate rate, which generally should be good for stocks in most markets. However, in the wake of recent gains we believe that selectivity will become more important.We favor companies with higher growth potential, and we are also optimistic about the prospects of high-quality companies capable of generating dividend increases and share buybacks. As always, your financial advisor can help you align your investment portfolio with the opportunities and challenges that the future may have in store.

For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

Thank you for your continued confidence and support.

Jonathan R. Baum
Chairman and Chief Executive Officer
The Dreyfus Corporation
May 16, 2011

2

DISCUSSION OF FUND PERFORMANCE

For the period of November 1, 2010, through April 30, 2011, as provided by Thomas J. Durante, CFA, Karen Q. Wong and Richard A. Brown, Portfolio Managers

Fund and Market Performance Overview

For the six-month period ended April 30, 2011, Dreyfus International Stock Index Fund produced a total return of 12.46%.1 This compares with a 12.71% total return for the fund’s benchmark, the Morgan Stanley Capital International Europe, Australasia, Far East Index (the “MSCI EAFE Index” or the “Index”), during the same period.2

International stocks generally rallied during the reporting period as a global economic recovery gained traction, commodity prices moved higher and corporate earnings grew. Contrary to the trend over the past several years, developed markets generally produced higher returns than emerging markets.The difference in returns between the fund and the MSCI EAFE Index was primarily the result of transaction costs and operating expenses that are not reflected in the MSCI EAFE Index’s results.

The Fund’s Investment Approach

The fund seeks to match the performance of the MSCI EAFE Index, a broadly diversified, international index composed of approximately 1,000 companies located in developed markets outside the United States and Canada.The fund attempts to match the Index’s return before fees and expenses by aligning the portfolio composition with the composition of the MSCI EAFE Index.The fund also invests in securities that represent the market as a whole, such as stock index futures, and manages its exposure to foreign currencies so that the fund’s currency profile matches the currency makeup of the MSCI EAFE Index.

Stocks Rallied as the Global Economy Gained Momentum

Investor sentiment improved dramatically in the weeks before the start of the reporting period, when a new round of quantitative easing of U.S. monetary policy from the Federal Reserve Board helped con-

The Fund	3

DISCUSSION OF FUND PERFORMANCE (continued)

vince investors that the global economy was unlikely to slip back into recession. A more optimistic investment outlook was reinforced by encouraging economic data in Europe as well as strong corporate earnings across a number of geographic regions and industry groups.

While robust ongoing demand for industrial commodities and equipment from the emerging markets helped drive some market sectors higher, equity markets in Asia and Latin America were derailed by intensifying inflationary pressures.To forestall a potential acceleration of inflation, several central banks—including those in China, India and Europe—tightened their monetary policies. Concerned that these measures might dampen economic growth, investors turned their attention to more developed markets.

The global market rally was interrupted in February when a wave of political unrest in the Middle East led to sharply higher crude oil prices, and again in March when a devastating earthquake, tsunami and nuclear disaster in Japan threatened one of the world’s largest economies. However, investors proved resilient, and most equity markets, with the notable exception of Japan, bounced back by the reporting period’s end.

Financial Stocks Led the International Market’s Advance

The financials sector, which comprises approximately one-fourth of the MSCI Index, ranked as the reporting period’s top performing sector on the strength of attractive financial results from financial institutions in Germany,Australia and Switzerland.Australian banks were supported by the need among local companies to finance exports to nearby Asian emerging markets, a German insurance conglomerate gained value as the capital markets rallied, and Swiss banks benefited from a strong local currency. These gains were partly offset by weakness among banks in some of Europe’s smaller nations, particularly those at the epicenter of the region’s sovereign debt crisis. In addition, real estate companies in Hong Kong and Singapore fared poorly as interest rates climbed.

Not surprisingly, metals-and-mining companies and other members of the materials sector gained value along with commodity prices during

4

the reporting period. Energy companies fared well when oil and gas prices soared, especially integrated energy producers with refinery operations. In the industrials sector, manufacturers in Germany, Australia, France and Scandinavia participated in the global industrial rebound amid robust demand for the equipment and materials used in infrastructure construction.

Disappointments during the reporting period included the utilities sector, which eked out a modestly positive total return due to industry-wide concerns in the aftermath of the catastrophic failure of Japan’s Fukushima nuclear power plant.The telecommunications sector also lagged market averages when a number of Japanese companies suffered from supply-chain disruptions after the earthquake.

Index Funds Offer Diversification Benefits

An as index fund, we attempt to replicate the returns of the MSCI EAFE Index by closely approximating its composition. In our view, one of the greatest benefits of an index fund is that it offers a broadly diversified investment vehicle that can help investors manage risks by limiting the impact on the overall portfolio of unexpected losses in any single country, industry group or holding.

May 16, 2011

Equity funds are subject generally to market, market sector, market liquidity, issuer and investment style risks, among other factors, to varying degrees, all of which are more fully described in the fund’s prospectus.
The fund’s performance will be influenced by political, social and economic factors affecting investments in foreign companies. Special risks associated with investments in foreign companies include exposure to currency fluctuations, less liquidity, less developed or less efficient trading markets, lack of comprehensive company information, political instability and differing auditing and legal standards.
1	Total return includes reinvestment of dividends and any capital gains paid. Past performance is no guarantee of future results. Share price, yield and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost.
2	SOURCE: LIPPER INC. — Reflects reinvestment of net dividends and, where applicable, capital gain distributions.The Morgan Stanley Capital International Europe,Australasia, Far
East (MSCI EAFE) Index is an unmanaged index composed of a sample of companies representative of the market structure of European and Pacific Basin countries.The index reflects actual investable opportunities for global investors for stocks that are free of foreign ownership limits or legal restrictions at the country level. Investors cannot invest directly in any index.

The Fund	5

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus International Stock Index Fund from November 1, 2010 to April 30, 2011. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended April 30, 2011

Expenses paid per $1,000†	$3.16
Ending value (after expenses)	$1,124.60

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended April 30, 2011

Expenses paid per $1,000†	$3.01
Ending value (after expenses)	$1,021.82

† Expenses are equal to the fund’s annualized expense ratio of .60%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

6

STATEMENT OF INVESTMENTS
April 30, 2011 (Unaudited)

Common Stocks—96.8%	Shares		Value ($)
Australia—8.5%
AGL Energy	22,974		365,561
Alumina	132,098		326,710
Amcor	65,080		498,545
AMP	148,682		891,656
Asciano	147,855		266,980
ASX	8,615		302,635
Australia & New Zealand Banking Group	132,793		3,521,170
Bendigo and Adelaide Bank	20,512		209,659
BHP Billiton	166,245		8,337,902
Billabong International	8,993		66,430
BlueScope Steel	91,697		173,604
Boral	39,692		213,711
Brambles	72,477		533,794
Caltex Australia	6,352		98,640
CFS Retail Property Trust	115,692		226,629
Coca-Cola Amatil	28,058		366,623
Cochlear	2,889		254,571
Commonwealth Bank of Australia	79,693		4,684,181
Computershare	24,153		255,861
Crown	23,845		219,980
CSL	28,323		1,064,693
CSR	23,864		78,347
Dexus Property Group	242,514		233,549
Fairfax Media	105,013		151,696
Fortescue Metals Group	63,911		430,139
Foster’s Group	100,850		620,255
Goodman Fielder	66,293		77,989
Goodman Group	316,833		246,177
GPT Group	93,796		324,362
Harvey Norman Holdings	31,092		91,189
Incitec Pivot	83,565		343,851
Insurance Australia Group	110,789		432,836
James Hardie Industries-CDI	22,829	[a]	147,400
Leighton Holdings	7,148		189,929
Lend Lease Group	27,459		261,434
MacArthur Coal	9,965		126,501

The Fund	7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares	Value ($)
Australia (continued)
Macquarie Group	17,714	681,591
MAp Group	41,877	135,194
Metcash	38,630	171,636
Mirvac Group	165,941	230,630
National Australia Bank	110,621	3,278,269
Newcrest Mining	39,105	1,773,843
OneSteel	73,726	171,854
Orica	18,395	535,073
Origin Energy	54,701	978,749
OZ Minerals	164,157	258,690
Paladin Energy	33,468 [a]	120,865
Qantas Airways	55,702[a]	128,621
QBE Insurance Group	53,896	1,103,542
QR National	83,580	313,729
Ramsay Health Care	6,148	121,711
Rio Tinto	22,340	2,009,862
Santos	42,846	708,958
Sims Metal Management	8,218	157,025
Sonic Healthcare	18,514	253,666
SP Ausnet	62,635	59,977
Stockland	120,967	500,400
Suncorp Group	67,772	617,066
TABCORP Holdings	33,277	277,861
Tatts Group	70,864	179,917
Telstra	224,517	714,991
Toll Holdings	33,878	208,730
Transurban Group	64,460	373,873
Wesfarmers	51,496	1,876,619
Wesfarmers-PPS	7,780	286,329
Westfield Group	111,839	1,103,972
Westfield Retail Trust	144,163	418,079
Westpac Banking	153,715	4,178,556
Woodside Petroleum	32,233	1,650,840
Woolworths	63,701	1,848,053
WorleyParsons	9,422	312,939
		54,376,899

8

Common Stocks (continued)	Shares	Value ($)
Austria—.3%
Erste Group Bank	9,607	486,308
IMMOFINANZ	49,649[a]	236,445
OMV	7,541	344,471
Raiffeisen Bank International	2,344	129,450
Telekom Austria	17,644	273,283
Verbund	3,340	151,257
Vienna Insurance Group	2,207	131,954
Voestalpine	5,799	285,846
		2,039,014
Belgium—1.0%
Ageas	111,877	340,093
Anheuser-Busch InBev	37,403	2,388,878
Anheuser-Busch InBev (STRIP)	12,680 [a]	56
Bekaert	2,164	271,254
Belgacom	7,731	304,576
Cie Nationale a Portefeuille	1,371 [a]	99,341
Colruyt	4,105	237,302
Delhaize Group	5,397	468,086
Dexia	31,667[a]	126,379
Groupe Bruxelles Lambert	4,113	408,530
Groupe Bruxelles Lambert (STRIP)	236[a]	4
KBC Groep	8,356[a]	341,162
Mobistar	1,360	101,066
Solvay	3,065	442,853
UCB	5,144	248,828
Umicore	5,756	330,694
		6,109,102
China—.1%
Foxconn International Holdings	132,000 [a]	77,831
Sands China	130,213[a]	365,446
Yangzijiang Shipbuilding Holdings	81,000	119,951
		563,228
Denmark—1.1%
AP Moller—Maersk, Cl. A	30	295,306
AP Moller—Maersk, Cl. B	68	689,923
Carlsberg, Cl. B	5,582	664,068

The Fund	9

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares	Value ($)
Denmark (continued)
Coloplast, Cl. B	1,189	175,039
Danske Bank	31,217[a]	751,446
DSV	10,631	278,324
Novo Nordisk, Cl. B	21,700	2,747,764
Novozymes, Cl. B	2,468	427,155
Pandora	2,876	129,764
Tryg	1,536	98,241
Vestas Wind Systems	10,261[a]	364,988
William Demant Holding	1,278[a]	119,343
		6,741,361
Finland—1.1%
Elisa	6,364	153,426
Fortum	22,743	784,823
Kesko, Cl. B	3,623	188,396
Kone, Cl. B	8,003	502,117
Metso	6,835	419,810
Neste Oil	6,406	121,460
Nokia	193,896	1,789,260
Nokian Renkaat	5,429	281,905
Orion, Cl. B	4,426	110,184
Outokumpu	7,143	119,114
Pohjola Bank	7,347	109,217
Rautaruukki	4,060	105,469
Sampo, Cl. A	21,632	729,154
Sanoma	4,669	97,184
Stora Enso, Cl. R	29,938	361,322
UPM-Kymmene	27,030	555,004
Wartsila	8,360	329,170
		6,757,015
France—9.6%
Accor	7,894	351,344
Aeroports de Paris	1,537	147,534
Air France	7,338[a]	129,714
Air Liquide	14,501	2,148,774
Alcatel-Lucent	118,275[a]	763,829
Alstom	10,751	716,079

10

Common Stocks (continued)	Shares	Value ($)
France (continued)
Atos Origin	2,389[a]	147,461
AXA	88,033	1,978,666
BioMerieux	590	64,292
BNP Paribas	49,301	3,908,006
Bouygues	11,866	591,768
Bureau Veritas	2,465	213,023
Cap Gemini	7,608	461,814
Carrefour	30,647	1,455,419
Casino Guichard Perrachon	3,007	317,055
Christian Dior	3,253	522,910
Cie de St-Gobain	20,522	1,419,862
Cie Generale d’Optique Essilor International	10,612	889,844
Cie Generale de Geophysique-Veritas	7,003 [a]	248,050
Cie Generale des Etablissements Michelin, Cl. B	9,025	906,062
CNP Assurances	8,148	187,308
Credit Agricole	49,205	820,521
Danone	29,882	2,192,473
Dassault Systemes	3,123	254,458
Edenred	7,894	245,238
EDF	13,562	571,924
Eiffage	2,009	139,146
Eramet	238	93,853
Eurazeo	1,682	140,341
Eutelsat Communications	5,239	226,375
Fonciere des Regions	1,253	142,395
France Telecom	96,005	2,255,413
GDF Suez	64,131	2,628,359
Gecina	1,000	144,428
Groupe Eurotunnel	26,075	283,752
Icade	1,094	140,572
Iliad	735	94,639
Imerys	1,905	147,841
JC Decaux	3,387 [a]	118,538
Klepierre	4,591	188,942
L’Oreal	12,259	1,557,019
Lafarge	10,508	744,792

The Fund	11

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares	Value ($)
France (continued)
Lagardere	6,046	265,910
Legrand	8,042	367,834
LVMH Moet Hennessy Louis Vuitton	12,678	2,280,588
Metropole Television	3,249	86,402
Natixis	46,403[a]	267,249
Neopost	1,569	149,954
PagesJaunes Groupe	6,051	63,190
Pernod-Ricard	10,093	1,016,128
Peugeot	7,792[a]	354,434
PPR	3,880	695,077
Publicis Groupe	6,643	377,071
Renault	10,002[a]	610,472
Safran	8,590	333,894
Sanofi-Aventis	53,933	4,272,776
Schneider Electric	12,583	2,227,096
SCOR	8,435	258,103
Societe BIC	1,432	139,452
Societe Generale	32,855	2,201,252
Societe Television Francaise 1	6,190	116,354
Sodexo	4,880	380,893
Suez Environnement	13,276	306,472
Technip	5,002	565,178
Thales	4,382	193,895
Total	108,866	6,980,578
Unibail-Rodamco	4,801 [a]	1,125,034
Vallourec	5,660	706,954
Veolia Environnement	17,750	593,958
Vinci	22,697	1,518,656
Vivendi	63,988	2,011,136
		61,165,823
Germany—8.2%
Adidas	10,707	798,371
Allianz	23,548	3,713,656
Axel Springer	695	114,039
BASF	47,238	4,863,683
Bayer	42,505	3,742,614

12

Common Stocks (continued)	Shares	Value ($)
Germany (continued)
Bayerische Motoren Werke	16,924	1,598,646
Beiersdorf	5,218	340,388
Brenntag	1,624[a]	199,976
Celesio	3,952	95,980
Commerzbank	42,511[a]	271,197
Continental	2,534[a]	254,776
Daimler	46,394	3,592,224
Deutsche Bank	48,302	3,160,225
Deutsche Boerse	10,223	850,855
Deutsche Lufthansa	11,634[a]	264,425
Deutsche Post	44,384	879,726
Deutsche Telekom	145,346	2,418,336
E.ON	93,435	3,199,335
Fraport Frankfurt Airport Services Worldwide	1,957	156,870
Fresenius & Co.	5,710	600,277
Fresenius Medical Care & Co.	9,802	771,607
GEA Group	9,030	330,768
Hannover Rueckversicherung	3,039	184,088
HeidelbergCement	7,142	547,062
Henkel & Co.	6,718	382,025
Hochtief	2,305	218,620
Infineon Technologies	56,400	641,282
K+S	7,318	593,114
Kabel Deutschland Holding	3,111[a]	194,749
Lanxess	4,118	378,357
Linde	8,636	1,557,975
MAN	5,407	754,769
Merck	3,332	353,547
Metro	6,743	495,741
Muenchener Rueckversicherungs	9,739	1,610,307
Puma	268	89,461
RWE	21,433	1,400,853
Salzgitter	2,195	172,626
SAP	44,482	2,870,701
Siemens	42,365	6,173,358
Suedzucker	3,046	94,109

The Fund	13

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares	Value ($)
Germany (continued)
ThyssenKrupp	17,127	789,345
TUI	7,370[a]	94,120
United Internet	5,818	114,195
Volkswagen	1,464	261,505
Wacker Chemie	762	189,132
		52,379,015
Greece—.2%
Alpha Bank	25,409[a]	148,525
Bank of Cyprus Public	46,122	168,328
Coca-Cola Hellenic Bottling	9,393	260,034
EFG Eurobank Ergasias	16,597 [a]	93,568
Hellenic Telecommunications Organization	13,152	156,293
National Bank of Greece	49,923 [a]	388,102
OPAP	10,949	231,800
Public Power	6,826	113,119
		1,559,769
Hong Kong—2.5%
AIA Group	399,400	1,344,599
ASM Pacific Technology	9,600	129,028
Bank of East Asia	78,350	323,785
BOC Hong Kong Holdings	189,500	595,268
Cathay Pacific Airways	63,000	157,184
Cheung Kong Holdings	71,000	1,116,973
Cheung Kong Infrastructure Holdings	27,000	131,565
CLP Holdings	100,788	829,130
Esprit Holdings	59,759	248,496
Hang Lung Group	41,000	276,057
Hang Lung Properties	125,000	556,800
Hang Seng Bank	39,100	611,095
Henderson Land Development	53,762	367,868
Hong Kong & China Gas	225,231	559,047
Hong Kong Exchanges & Clearing	52,300	1,193,105
HongKong Electric Holdings	71,000	496,788
Hopewell Holdings	33,000	99,625
Hutchison Whampoa	108,800	1,242,412
Hysan Development	34,000	158,672

14

Common Stocks (continued)	Shares	Value ($)
Hong Kong (continued)
Kerry Properties	36,000	191,874
Li & Fung	144,600	739,047
Lifestyle International Holdings	27,500	78,596
Link REIT	112,500	354,115
MTR	76,500	278,715
New World Development	138,191	242,309
NWS Holdings	60,000	88,367
Orient Overseas International	11,300	86,267
PCCW	167,000	66,219
Shangri-La Asia	73,000	203,467
Sino Land	130,664	229,784
SJM Holdings	74,000	159,478
Sun Hung Kai Properties	73,699	1,150,895
Swire Pacific, Cl. A	40,000	610,742
Wharf Holdings	78,311	572,643
Wheelock & Co.	49,000	201,864
Wing Hang Bank	10,500	117,063
Wynn Macau	78,800	280,501
Yue Yuen Industrial Holdings	39,800	137,575
		16,227,018
Ireland—.2%
Anglo Irish Bank	35,225[a,b]	52
CRH	36,280	888,646
Elan	23,710[a]	188,895
Governor & Co. of the Bank of Ireland	129,718 [a]	53,886
Kerry Group, Cl. A	7,435	307,751
Ryanair Holdings	4,000	20,741
		1,459,971
Israel—.7%
Bank Hapoalim	50,958 [a]	266,831
Bank Leumi Le-Israel	60,678	314,318
Bezeq Israeli Telecommunication	88,933	263,359
Cellcom Israel	2,512	80,333
Delek Group	202	53,663
Elbit Systems	1,178	66,632
Israel	117	144,855

The Fund	15

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares	Value ($)
Israel (continued)
Israel Chemicals	22,812	402,217
Israel Discount Bank, Cl. A	45,964 [a]	96,816
Makhteshim-Agan Industries	12,148 [a]	65,372
Mizrahi Tefahot Bank	6,222	68,713
NICE Systems	3,141[a]	118,940
Partner Communications	4,318	79,839
Teva Pharmaceutical Industries	48,524	2,255,194
		4,277,082
Italy—2.8%
A2A	55,689	100,713
Assicurazioni Generali	59,670	1,432,349
Atlantia	15,086	371,756
Autogrill	6,976[a]	100,132
Banca Carige	32,548	78,999
Banca Monte dei Paschi di Siena	111,297 [a]	151,084
Banco Popolare	80,055	237,775
Enel	337,435	2,409,964
Enel Green Power	78,085	231,924
ENI	133,831	3,583,837
EXOR	3,792	136,988
Fiat	40,975	437,993
Fiat Industrial	38,512 [a]	573,075
Finmeccanica	19,919	269,511
Intesa Sanpaolo	393,608	1,309,224
Intesa Sanpaolo-RSP	47,999	137,864
Luxottica Group	5,885	194,613
Mediaset	37,823	252,288
Mediobanca	23,810	271,644
Parmalat	85,271	323,353
Pirelli & C	11,503	119,887
Prysmian	9,251	218,635
Saipem	13,551	770,592
Snam Rete Gas	72,977	454,726
Telecom Italia	494,749	746,483
Telecom Italia-RSP	319,041	412,741

16

Common Stocks (continued)	Shares	Value ($)
Italy (continued)
Terna Rete Elettrica Nazionale	67,119	336,571
UniCredit	691,164	1,782,154
Unione di Banche Italiane	32,249	289,458
		17,736,333
Japan—18.8%
77 Bank	17,000	78,149
ABC-Mart	1,600	59,749
Advantest	8,200	161,393
Aeon	30,400	364,920
Aeon Credit Service	3,960	53,490
AEON Mall	3,900	92,669
Air Water	7,000	84,114
Aisin Seiki	9,900	347,610
Ajinomoto	34,800	382,997
Alfresa Holdings	1,900	66,666
All Nippon Airways	41,000	119,756
Amada	20,000	159,477
Aozora Bank	21,959	47,360
Asahi Breweries	20,100	374,800
Asahi Glass	51,800	655,001
Asahi Kasei	65,900	449,946
Asics	9,000	129,554
Astellas Pharma	22,879	871,286
Bank of Kyoto	17,000	156,717
Bank of Yokohama	63,000	310,574
Benesse Holdings	3,700	153,673
Bridgestone	34,000	741,681
Brother Industries	12,900	196,505
Canon	58,850	2,756,101
Canon Marketing Japan	2,900	32,059
Casio Computer	13,100	103,650
Central Japan Railway	79	594,885
Chiba Bank	39,000	229,270
Chiyoda	8,000	79,073
Chubu Electric Power	33,600	734,198

The Fund	17

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares	Value ($)
Japan (continued)
Chugai Pharmaceutical	11,428	188,025
Chugoku Bank	9,000	104,486
Chugoku Electric Power	15,700	277,469
Citizen Holdings	12,400	74,577
Coca-Cola West	2,700	55,670
Cosmo Oil	36,000	117,575
Credit Saison	8,600	143,404
Dai Nippon Printing	28,800	342,874
Dai-ichi Life Insurance	420	689,475
Daicel Chemical Industries	15,000	96,130
Daido Steel	14,200	80,678
Daihatsu Motor	9,000	144,306
Daiichi Sankyo	35,483	693,130
Daikin Industries	11,700	370,005
Dainippon Sumitomo Pharma	9,000	85,852
Daito Trust Construction	4,100	325,918
Daiwa House Industry	25,400	304,587
Daiwa Securities Group	87,000	373,133
Dena	4,000	149,125
Denki Kagaku Kogyo	27,600	141,163
Denso	25,500	850,419
Dentsu	8,200	217,077
Dowa Holdings	11,350	73,858
East Japan Railway	17,400	959,638
Eisai	13,000	471,038
Electric Power Development	5,980	156,686
Elpida Memory	9,400[a]	139,251
FamilyMart	3,000	108,109
FANUC	9,900	1,641,053
Fast Retailing	2,800	438,600
Fuji Electric Holdings	29,000	90,067
Fuji Heavy Industries	31,000	229,998
Fuji Media Holdings	11	14,601
FUJIFILM Holdings	23,600	730,047
Fujitsu	97,800	555,654
Fukuoka Financial Group	39,000	160,537

18

Common Stocks (continued)	Shares	Value ($)
Japan (continued)
Furukawa Electric	35,000	138,033
Gree	4,300	87,441
GS Yuasa	21,000	142,864
Gunma Bank	22,000	118,487
Hachijuni Bank	21,000	124,747
Hakuhodo DY Holdings	1,170	60,706
Hamamatsu Photonics	3,200	125,216
Hankyu Hanshin Holdings	56,000	247,079
Hino Motors	12,000	56,347
Hirose Electric	1,600	165,640
Hiroshima Bank	24,000	104,412
Hisamitsu Pharmaceutical	3,400	141,213
Hitachi	230,900	1,246,416
Hitachi Chemical	5,200	106,512
Hitachi Construction Machinery	5,000	121,149
Hitachi High-Technologies	3,900	81,278
Hitachi Metals	8,000	104,708
Hokkaido Electric Power	9,600	173,803
Hokuhoku Financial Group	63,000	119,571
Hokuriku Electric Power	9,300	187,971
Honda Motor	83,820	3,295,364
Hoya	22,800	486,966
Ibiden	7,100	238,621
Idemitsu Kosan	1,100	128,654
IHI	73,000	183,535
INPEX	109	827,508
Isetan Mitsukoshi Holdings	20,020	192,453
Isuzu Motors	61,000	260,118
Ito En	3,300	58,199
ITOCHU	76,500	791,022
Itochu Techno-Solutions	1,400	49,002
Iyo Bank	14,000	116,465
J Front Retailing	26,800	115,272
Japan Petroleum Exploration	1,400	68,154
Japan Prime Realty Investment	36	101,957
Japan Real Estate Investment	26	257,308

The Fund	19

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares	Value ($)
Japan (continued)
Japan Retail Fund Investment	78	125,834
Japan Steel Works	17,000	136,184
Japan Tobacco	236	913,286
JFE Holdings	24,260	659,571
JGC	11,000	271,001
Joyo Bank	31,462	126,019
JS Group	12,924	309,641
JSR	9,100	188,976
JTEKT	10,800	139,492
Jupiter Telecommunications	120	128,814
JX Holdings	117,776	815,752
Kajima	40,800	116,155
Kamigumi	12,400	105,447
Kaneka	16,000	116,539
Kansai Electric Power	38,199	801,266
Kansai Paint	11,000	98,422
Kao	28,300	705,930
Kawasaki Heavy Industries	76,000	311,905
Kawasaki Kisen Kaisha	35,000	116,465
KDDI	153	1,014,469
Keikyu	24,000	166,231
Keio	31,000	173,453
Keisei Electric Railway	13,000	74,821
Keyence	2,205	575,028
Kikkoman	8,000	79,073
Kinden	6,000	51,023
Kintetsu	81,354	243,641
Kirin Holdings	43,000	597,782
Kobe Steel	127,000	311,474
Koito Manufacturing	4,000	62,706
Komatsu	48,500	1,697,560
Konami	5,200	102,282
Konica Minolta Holdings	25,000	219,066
Kubota	61,000	578,876
Kuraray	18,500	268,357
Kurita Water Industries	5,700	165,788

20

Common Stocks (continued)	Shares	Value ($)
Japan (continued)
Kyocera	8,500	931,292
Kyowa Hakko Kirin	14,705	146,071
Kyushu Electric Power	19,500	359,527
Lawson	3,100	151,485
Mabuchi Motor	1,500	73,854
Makita	5,700	260,272
Marubeni	87,000	628,321
Marui Group	10,900	74,959
Maruichi Steel Tube	2,000	49,667
Matsui Securities	8,000	39,142
Mazda Motor	78,000[a]	177,841
McDonald’s Holdings Japan	3,000	76,682
Medipal Holdings	7,700	63,676
MEIJI Holdings	3,521	150,144
Minebea	18,000	96,722
Miraca Holdings	2,600	98,373
Mitsubishi	69,600	1,869,095
Mitsubishi Chemical Holdings	64,100	432,126
Mitsubishi Electric	99,000	1,087,121
Mitsubishi Estate	60,000	1,041,163
Mitsubishi Gas Chemical	20,000	155,041
Mitsubishi Heavy Industries	156,700	743,524
Mitsubishi Logistics	6,000	66,182
Mitsubishi Materials	61,000	209,749
Mitsubishi Motors	203,000[a]	247,683
Mitsubishi Tanabe Pharma	11,000	180,983
Mitsubishi UFJ Financial Group	654,890	3,123,520
Mitsubishi UFJ Lease & Finance	2,910	115,661
Mitsui & Co.	88,900	1,568,952
Mitsui Chemicals	49,000	179,357
Mitsui Engineering & Shipbuilding	34,000	83,806
Mitsui Fudosan	43,000	733,978
Mitsui Mining & Smelting	34,000	120,680
Mitsui OSK Lines	57,000	316,120
Mitsumi Electric	4,800	61,228
Mizuho Financial Group	1,059,000	1,670,594

The Fund	21

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares	Value ($)
Japan (continued)
Mizuho Securities	34,000[a]	85,901
Mizuho Trust & Banking	92,000	77,101
MS&AD Insurance Group Holdings	28,457	662,500
Murata Manufacturing	10,400	749,815
Nabtesco	4,500	113,360
Namco Bandai Holdings	10,350	113,781
NEC	140,800[a]	293,261
NGK Insulators	13,000	223,342
NGK Spark Plug	8,000	110,919
NHK Spring	7,000	65,997
Nidec	5,600	485,876
Nikon	16,200	337,616
Nintendo	5,150	1,216,730
Nippon Building Fund	27	271,198
Nippon Electric Glass	18,085	272,590
Nippon Express	44,000	174,070
Nippon Meat Packers	9,000	124,008
Nippon Paper Group	4,900	97,650
Nippon Sheet Glass	51,000	149,593
Nippon Steel	260,100	807,804
Nippon Telegraph & Telephone	25,000	1,153,870
Nippon Yusen	81,800	300,424
Nishi-Nippon City Bank	33,000	92,729
Nissan Chemical Industries	7,000	72,467
Nissan Motor	127,100	1,212,416
Nisshin Seifun Group	9,800	121,866
Nisshin Steel	42,000	82,820
Nisshinbo Holdings	7,000	68,930
Nissin Foods Holdings	3,200	113,108
Nitori Holdings	1,950	167,987
Nitto Denko	8,600	456,285
NKSJ Holdings	72,500	462,842
NOK	5,300	90,467
Nomura Holdings	180,300	915,499
Nomura Real Estate Holdings	5,400	82,524
Nomura Real Estate Office Fund	12	86,369

22

Common Stocks (continued)	Shares	Value ($)
Japan (continued)
Nomura Research Institute	5,700	122,093
NSK	23,000	202,958
NTN	25,000	119,238
NTT Data	65	213,249
NTT DoCoMo	791	1,455,463
NTT Urban Development	55	45,280
Obayashi	35,000	147,091
Obic	350	64,919
Odakyu Electric Railway	32,000	257,925
OJI Paper	44,000	196,845
Olympus	11,000	309,367
Omron	10,500	286,893
Ono Pharmaceutical	4,200	213,002
ORACLE JAPAN	2,000	86,394
Oriental Land	2,700	228,272
ORIX	5,460	532,273
Osaka Gas	101,000	370,939
OTSUKA	1,000	62,485
Otsuka Holdings	13,200	353,345
Panasonic	113,795	1,399,648
Rakuten	372	342,016
Resona Holdings	94,900	446,781
Ricoh	36,000	394,873
Rinnai	1,800	118,240
Rohm	5,100	306,729
Sankyo	2,800	144,590
Santen Pharmaceutical	3,800	146,352
Sapporo Hokuyo Holdings	15,000	66,182
Sapporo Holdings	13,000	51,910
SBI Holdings	1,112	118,957
Secom	11,000	544,306
Sega Sammy Holdings	9,984	172,265
Seiko Epson	6,700	116,511
Sekisui Chemical	22,000	182,746
Sekisui House	31,000	296,857
Senshu Ikeda Holdings	41,600	61,523

The Fund	23

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares	Value ($)
Japan (continued)
Seven & I Holdings	38,360	956,400
Seven Bank	26	49,026
Sharp	51,000	465,751
Shikoku Electric Power	9,200	232,891
Shimadzu	12,000	103,377
Shimamura	1,200	111,955
Shimano	3,500	186,776
Shimizu	29,000	122,233
Shin-Etsu Chemical	21,000	1,087,010
Shinko Electric Industries	4,200	42,756
Shinsei Bank	50,000	59,773
Shionogi & Co.	15,400	249,012
Shiseido	18,000	297,486
Shizuoka Bank	31,400	284,821
Showa Denko	72,000	142,864
Showa Shell Sekiyu	11,300	122,554
SMC	2,700	490,818
Softbank	41,500	1,733,855
Sojitz	66,600	126,404
Sony	51,480	1,433,877
Sony Financial Holdings	8,600	158,878
Square Enix Holdings	3,700	61,195
Stanley Electric	8,200	137,138
Sumco	6,800[a]	129,731
Sumitomo	57,200	780,385
Sumitomo Chemical	82,000	434,558
Sumitomo Electric Industries	38,500	531,902
Sumitomo Heavy Industries	29,000	188,711
Sumitomo Metal Industries	173,000	362,460
Sumitomo Metal Mining	27,000	478,174
Sumitomo Mitsui Financial Group	69,600	2,140,153
Sumitomo Mitsui Trust Holdings	162,640	553,225
Sumitomo Realty & Development	19,000	388,945
Sumitomo Rubber Industries	9,400	104,843
Suruga Bank	12,000	99,827

24

Common Stocks (continued)	Shares	Value ($)
Japan (continued)
Suzuken	3,720	92,381
Suzuki Motor	17,100	404,212
Sysmex	3,200	111,412
T&D Holdings	14,650	359,479
Taisei	58,000	135,100
Taisho Pharmaceutical	6,000	140,794
Taiyo Nippon Sanso	15,000	120,532
Takashimaya	15,000	102,231
Takeda Pharmaceutical	38,500	1,859,995
TDK	6,600	338,378
Teijin	47,000	223,589
Terumo	8,500	471,407
THK	6,700	169,853
Tobu Railway	45,000	174,698
Toho	5,800	87,064
Toho Gas	22,000	102,490
Tohoku Electric Power	22,300	327,327
Tokio Marine Holdings	36,900	1,022,777
Tokuyama	18,000	92,950
Tokyo Electric Power	74,272	389,026
Tokyo Electron	8,800	505,940
Tokyo Gas	135,000	597,301
Tokyo Steel Manufacturing	5,500	59,176
Tokyo Tatemono	19,000	68,141
Tokyu	57,820	238,007
Tokyu Land	24,000	102,933
TonenGeneral Sekiyu	14,000	173,231
Toppan Printing	28,000	218,782
Toray Industries	77,000	564,641
Toshiba	206,000	1,084,077
Tosoh	29,000	111,511
TOTO	14,000	108,874
Toyo Seikan Kaisha	7,100	119,792
Toyo Suisan Kaisha	5,000	114,802
Toyoda Gosei	3,600	78,309

The Fund	25

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares	Value ($)
Japan (continued)
Toyota Boshoku	4,200	65,117
Toyota Industries	9,600	289,869
Toyota Motor	142,014	5,653,256
Toyota Tsusho	11,600	191,713
Trend Micro	5,200	147,464
Tsumura & Co.	3,100	96,087
Ube Industries	46,600	147,599
UNICHARM	6,300	249,236
UNY	9,000	78,420
Ushio	5,900	119,396
USS	980	75,004
West Japan Railway	88	318,314
Yahoo! Japan	751	273,873
Yakult Honsha	5,100	140,919
Yamada Denki	4,410	305,450
Yamaguchi Financial Group	11,000	98,829
Yamaha	9,200	114,858
Yamaha Motor	13,600[a]	257,619
Yamato Holdings	20,600	327,000
Yamato Kogyo	1,800	59,187
Yamazaki Baking	6,000	76,904
Yaskawa Electric	12,000	139,463
Yokogawa Electric	11,500[a]	92,692
		120,090,126
Luxembourg—.5%
ArcelorMittal	43,959	1,619,995
Millicom International Cellular, SDR	4,027	437,282
SES	16,018	421,339
Subsea 7	14,829	390,606
Tenaris	24,082	608,445
		3,477,667
Netherlands—2.7%
Aegon	81,616[a]	649,136
Akzo Nobel	12,145	944,875
ASML Holding	22,623	938,262
Corio	2,950	209,245

26

Common Stocks (continued)	Shares	Value ($)
Netherlands (continued)
Delta Lloyd	3,776	99,548
European Aeronautic Defence and Space	20,994[a]	650,651
Fugro	3,362	308,897
Heineken	13,262	795,181
Heineken Holding	5,874	310,545
ING Groep	198,369[a]	2,619,257
Koninklijke Ahold	60,558	851,625
Koninklijke Boskalis Westminster	3,558	189,529
Koninklijke DSM	8,006	552,904
Koninklijke KPN	81,120	1,289,539
Koninklijke Philips Electronics	50,485	1,499,480
Koninklijke Vopak	3,832	183,971
QIAGEN	11,934[a]	255,840
Randstad Holding	5,958	335,714
Reed Elsevier	34,899	458,061
SBM Offshore	8,291	242,996
STMicroelectronics	32,926	389,471
TNT	19,165	472,699
Unilever	84,456	2,784,126
Wolters Kluwer	15,164	353,881
		17,385,433
New Zealand—.1%
Auckland International Airport	56,228	100,791
Contact Energy	16,082[a]	77,263
Fletcher Building	32,253	239,332
Sky City Entertainment Group	33,202	95,440
Telecom Corporation of New Zealand	91,970	161,518
		674,344
Norway—.9%
Aker Solutions	8,329	201,268
DnB NOR	51,118	832,282
Norsk Hydro	47,819	424,425
Orkla	41,365	419,647
Renewable Energy	29,300[a]	103,575
SeaDrill	14,482	513,873
Statoil	57,070	1,672,106

The Fund	27

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares	Value ($)
Norway (continued)
Telenor	43,766	757,272
Yara International	9,814	575,647
		5,500,095
Portugal—.3%
Banco Comercial Portugues, Cl. R	154,733[a]	123,733
Banco Espirito Santo	27,218	114,842
Brisa Auto-Estradas de Portugal	9,633	64,554
Cimpor-Cimentos de Portugal	12,398	85,806
Energias de Portugal	96,162	393,756
Galp Energia, Cl. B	12,510	280,345
Jeronimo Martins	11,415	187,642
Portugal Telecom	28,947	353,957
		1,604,635
Singapore—1.7%
Ascendas Real Estate Investment Trust	74,281	123,371
CapitaLand	132,500	368,583
CapitaMall Trust	120,000	185,559
Capitamalls Asia	74,000	107,163
City Developments	30,000	290,612
ComfortDelgro	93,700	117,293
Cosco Singapore	48,000	87,183
DBS Group Holdings	89,588	1,097,998
Fraser and Neave	50,150	257,264
Genting Singapore	312,527[a]	554,865
Global Logistic Properties	90,843	143,446
Golden Agri-Resources	374,440	203,725
Hutchison Port Holdings Trust	269,000	247,480
Jardine Cycle & Carriage	5,422	163,603
Keppel	73,700	717,554
Keppel Land	36,000	122,823
Neptune Orient Lines	56,000	86,136
Noble Group	161,963	295,502
Olam International	59,300	139,244
Oversea-Chinese Banking	126,942	991,856
SembCorp Industries	53,254	235,281
SembCorp Marine	41,000	190,198

28

Common Stocks (continued)	Shares	Value ($)
Singapore (continued)
Singapore Airlines	27,733	319,477
Singapore Exchange	46,000	293,557
Singapore Press Holdings	80,075	260,747
Singapore Technologies Engineering	92,000	237,104
Singapore Telecommunications	405,951	1,036,259
StarHub	26,918	63,207
United Overseas Bank	64,112	1,029,149
UOL Group	23,111	91,517
Wilmar International	98,000	422,549
		10,480,305
Spain—3.6%
Abertis Infraestructuras	14,596	346,364
Acciona	1,296	151,012
Acerinox	5,086	102,355
ACS Actividades de Construccion y Servicios	7,321	368,907
Amadeus IT Holding, Cl. A	9,770 [a]	204,955
Banco Bilbao Vizcaya Argentaria	225,272	2,894,273
Banco de Sabadell	50,703	225,141
Banco de Valencia	11,277 [a]	45,674
Banco Popular Espanol	45,199	271,446
Banco Santander	428,868	5,485,876
Bankinter	16,421	122,785
Criteria Caixacorp	42,917	317,401
EDP Renovaveis	13,006[a]	100,337
Enagas	8,939	221,539
Ferrovial	23,356	322,703
Fomento de Construcciones y Contratas	3,199	108,826
Gas Natural	16,252	334,665
Gestevision Telecinco	9,934	111,817
Grifols	6,640	131,709
Iberdrola	195,155	1,815,355
Iberdrola Renovables	40,110	183,936
Inditex	11,088	995,887
Indra Sistemas	5,136	116,734
International Consolidated Airlines Group	53,331 [a]	212,387
Mapfre	40,701	170,282

The Fund	29

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares	Value ($)
Spain (continued)
Red Electrica	5,475	349,924
Repsol	37,398	1,337,704
Telefonica	211,490	5,694,830
Zardoya Otis	7,387	126,032
		22,870,856
Sweden—3.1%
Alfa Laval	17,158	385,154
Assa Abloy, Cl. B	16,208	487,794
Atlas Copco, Cl. A	34,477	1,014,736
Atlas Copco, Cl. B	20,174	535,862
Boliden	13,856	313,101
Electrolux, Ser. B	12,421	316,738
Getinge, Cl. B	10,269	273,617
Hennes & Mauritz, Cl. B	52,378	1,855,311
Hexagon, Cl. B	12,498	325,544
Holmen, Cl. B	3,004	111,141
Husqvarna, Cl. B	20,545	161,977
Industrivarden, Cl. C	5,510	110,248
Investor, Cl. B	23,197	579,213
Kinnevik Investment, Cl. B	11,875	307,346
Modern Times Group, Cl. B	2,552	196,034
Nordea Bank	137,127	1,568,654
Ratos, Cl. B	5,558	230,254
Sandvik	52,869	1,124,499
Scania, Cl. B	16,508	429,996
Securitas, Cl. B	15,857	199,153
Skandinaviska Enskilda Banken, Cl. A	73,450	708,008
Skanska, Cl. B	20,691	445,580
SKF, Cl. B	20,274	641,446
SSAB, Cl. A	9,760	174,881
Svenska Cellulosa, Cl. B	29,154	447,898
Svenska Handelsbanken, Cl. A	24,877	865,499
Swedbank, Cl. A	36,621	696,281
Swedish Match	11,752	418,029
Tele2, Cl. B	16,050	403,953

30

Common Stocks (continued)	Shares	Value ($)
Sweden (continued)
Telefonaktiebolaget LM Ericsson, Cl. B	154,393	2,350,194
TeliaSonera	114,309	935,728
Volvo, Cl. B	71,086	1,398,746
		20,012,615
Switzerland—7.8%
ABB	113,622[a]	3,124,294
Actelion	5,031[a]	295,157
Adecco	6,268	445,678
Aryzta	4,068	225,779
Baloise Holding	2,556	281,515
Cie Financiere Richemont, Cl. A	26,709	1,719,193
Credit Suisse Group	58,403	2,643,586
GAM Holding	11,520[a]	226,168
Geberit	2,016	470,079
Givaudan	442[a]	489,613
Holcim	12,479	1,082,007
Julius Baer Group	10,717[a]	498,798
Kuehne & Nagel International	2,891	460,057
Lindt & Spruengli	6	222,431
Lindt & Spruengli-PC	47	155,323
Logitech International	9,187[a]	126,732
Lonza Group	2,668[a]	228,260
Nestle	178,604	11,043,854
Novartis	108,680	6,426,067
Pargesa Holding-BR	1,539	157,542
Roche Holding	36,178	5,844,635
Schindler Holding-PC	3,518	452,564
SGS	278	549,630
Sika-BR	104	264,416
Sonova Holding	2,369	238,278
Straumann Holding	380	98,933
Swatch Group	2,143	189,389
Swatch Group-BR	1,609	788,335
Swiss Life Holding	1,524[a]	276,915
Swiss Reinsurance	17,953[a]	1,065,665

The Fund	31

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares	Value ($)
Switzerland (continued)
Swisscom	1,214	554,824
Syngenta	4,843[a]	1,706,998
Synthes	3,082	528,779
Transocean	16,516[a]	1,205,728
UBS	187,132[a]	3,725,617
Zurich Financial Services	7,540 [a]	2,109,759
		49,922,598
United Kingdom—21.0%
3i Group	49,824	232,774
Admiral Group	10,809	305,048
Aggreko	13,180	392,846
AMEC	17,013	340,521
Anglo American	67,823	3,530,068
Antofagasta	20,373	464,521
ARM Holdings	67,291	696,435
Associated British Foods	18,863	316,826
AstraZeneca	73,705	3,675,784
Autonomy	11,216[a]	301,194
Aviva	144,392	1,076,064
Babcock International Group	19,762	211,121
BAE Systems	175,353	959,039
Balfour Beatty	33,777	184,677
Barclays	593,565	2,794,866
BG Group	173,950	4,449,283
BHP Billiton	113,570	4,782,124
BP	968,191	7,469,673
British American Tobacco	102,708	4,472,939
British Land	44,401	444,721
British Sky Broadcasting Group	60,158	844,865
BT Group	395,911	1,292,981
Bunzl	16,760	207,983
Burberry Group	23,186	500,815
Cable & Wireless Worldwide	140,485	112,685
Cairn Energy	74,002 [a]	557,786
Capita Group	31,077	381,504
Capital Shopping Centres Group	29,284	198,258

32

Common Stocks (continued)	Shares	Value ($)
United Kingdom (continued)
Carnival	9,179	369,738
Centrica	263,430	1,409,992
Cobham	58,884	224,029
Compass Group	98,184	957,210
Diageo	129,891	2,638,810
Essar Energy	18,577	142,843
Eurasian Natural Resources	13,200	200,684
Experian	52,763	709,767
Firstgroup	25,087	135,867
Fresnillo	9,006	246,503
G4S	72,991	336,260
GlaxoSmithKline	267,307	5,820,617
Hammerson	35,663	279,634
Home Retail Group	44,656	163,790
HSBC Holdings	911,421	9,963,394
ICAP	27,917	241,435
Imperial Tobacco Group	52,098	1,830,912
Inmarsat	23,343	237,113
Intercontinental Hotels Group	15,563	340,312
International Power	79,135	436,368
Intertek Group	8,606	305,030
Invensys	41,117	233,587
Investec	26,347	211,509
ITV	187,172[a]	237,423
J Sainsbury	64,644	375,546
Johnson Matthey	11,081	370,205
Kazakhmys	10,953	251,930
Kingfisher	120,262	550,620
Land Securities Group	39,463	516,704
Legal & General Group	304,912	624,532
Lloyds Banking Group	2,116,075[a]	2,091,227
London Stock Exchange Group	7,101	103,221
Lonmin	8,963	243,981
Man Group	94,804	394,845
Marks & Spencer Group	82,497	533,890
National Grid	180,670	1,850,275

The Fund	33

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares	Value ($)
United Kingdom (continued)
Next	9,365	349,426
Old Mutual	283,488	657,251
Pearson	42,503	815,975
Petrofac	13,173	331,775
Prudential	129,892	1,674,726
Randgold Resources	4,522 [a]	393,716
Reckitt Benckiser Group	31,581	1,750,930
Reed Elsevier	62,459	552,144
Resolution	71,775	362,383
Rexam	46,669	304,048
Rio Tinto	74,632	5,427,420
Rolls-Royce Group	94,438 [a]	1,010,474
Royal Bank of Scotland Group	938,188[a]	648,942
Royal Dutch Shell, Cl. A	182,634	7,074,882
Royal Dutch Shell, Cl. B	138,767	5,385,976
RSA Insurance Group	183,775	421,781
SABMiller	48,652	1,813,272
Sage Group	67,743	322,026
Schroders	5,805	183,772
Scottish & Southern Energy	46,949	1,063,428
Segro	35,573	192,894
Serco Group	25,274	238,390
Severn Trent	12,168	304,636
Shire	29,445	908,584
Smith & Nephew	46,312	507,892
Smiths Group	19,823	440,408
Standard Chartered	119,894	3,317,613
Standard Life	120,093	452,898
Tesco	416,192	2,801,386
Thomas Cook Group	43,248	123,568
Tui Travel	29,455	117,517
Tullow Oil	45,194	1,080,212
Unilever	66,454	2,152,545
United Utilities Group	36,086	380,097

34

Common Stocks (continued)	Shares	Value ($)
United Kingdom (continued)
Vedanta Resources	6,494	251,836
Vodafone Group	2,698,782	7,724,439
Weir Group	10,377	333,011
Whitbread	8,998	252,137
WM Morrison Supermarkets	109,098	536,446
Wolseley	14,763	533,846
WPP	65,758	857,155
Xstrata	106,643	2,706,364
		133,535,425
Total Common Stocks
(cost $503,014,251)		616,945,729

Preferred Stocks—.5%
Germany
Bayerische Motoren Werke	2,987	186,787
Henkel & Co.	9,090	620,079
Porsche Automobil Holding	7,841	569,195
ProSieben Sat.1 Media	3,585	102,837
RWE	1,967	119,895
Volkswagen	8,704	1,717,453
Total Preferred Stocks
(cost $1,792,178)		3,316,246

Rights—.0%
Australia—.0%
Origin Energy	9,041 [a]	33,243
Portugal—.0%
Banco Comercial Portugues	154,733 [a]	5,280
Spain—.0%
Banco de Valencia	11,277[a]	887
Banco Popular Espanol	45,135 [a]	3,147
		4,034
Total Rights
(cost $32,577)		42,557

The Fund	35

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Principal
Short-Term Investments—.2%	Amount ($)	Value ($)
U.S. Treasury Bills;
0.06%, 6/16/11
(cost $1,179,911)	1,180,000[c]	1,179,998

Other Investment—1.1%	Shares	Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $7,300,000)	7,300,000[d]	7,300,000
Total Investments (cost $513,318,917)	98.6%	628,784,530
Cash and Receivables (Net)	1.4%	8,803,016
Net Assets	100.0%	637,587,546

BR—Bearer Certificate
CDI—Chess Depository Interest
PC—Participation Certificate
PPS—Price Protected Shares
RSP—Risparmio (Savings) Shares
SDR—Swedish Depository Receipts
STRIP—Separate Trading of Registered Interest and Principal of Securities
a Non-income producing security.
b The valuation of this security has been determined in good faith by management under the direction of the Board of
Directors.At April 30, 2011, the value of this security amounted to $52 or less than .01% of net assets.
c Held by a broker as collateral for open financial futures positions.
d Investment in affiliated money market mutual fund.

Portfolio Summary (Unaudited)†

	Value (%)	Value (%)
Banking	12.3	Diversified Financials	4.3
Materials	11.2	Insurance	4.2
Capital Goods	9.2	Automobiles & Components	4.0
Energy	8.3	Real Estate	3.0
Food, Beverage & Tobacco	6.5	Others	18.6
Pharmaceuticals & Biotechnology	5.9	Short-term/Money Market Investments	1.3
Telecommunications	5.3
Utilities	4.5		98.6

† Based on net assets.
See notes to financial statements.

36

STATEMENT OF FINANCIAL FUTURES
April 30, 2011 (Unaudited)

				Unrealized
		Market Value		Appreciation
		Covered by		(Depreciation)
Contracts		Contracts ($)	Expiration	at 4/30/2011($)
Financial Futures Long
DJ Euro Stoxx 50	132	5,771,230	June 2011	324,863
FTSE 100	46	4,628,849	June 2011	199,754
SPI 200 Index	12	1,578,498	June 2011	39,168
TOPIX	42	4,417,920	June 2011	(104,039)
Gross Unrealized Appreciation				563,785
Gross Unrealized Depreciation				(104,039)

See notes to financial statements.

The Fund	37

STATEMENT OF ASSETS AND LIABILITIES
April 30, 2011 (Unaudited)

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments:
Unaffiliated issuers	506,018,917	621,484,530
Affiliated issuers	7,300,000	7,300,000
Cash		509,905
Cash denominated in foreign currencies	3,964,500	4,125,000
Dividends and interest receivable		3,622,544
Receivable for shares of Common Stock subscribed		584,408
Unrealized appreciation on forward foreign
currency exchange contracts—Note 4		564,083
Receivable for investment securities sold		345,782
		638,536,252
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(b)		303,221
Payable for shares of Common Stock redeemed		482,982
Unrealized depreciation on forward foreign
currency exchange contracts—Note 4		151,455
Payable for futures variation margin—Note 4		11,048
		948,706
Net Assets ($)		637,587,546
Composition of Net Assets ($):
Paid-in capital		575,951,223
Accumulated undistributed investment income—net		3,134,873
Accumulated net realized gain (loss) on investments		(58,132,790)
Accumulated net unrealized appreciation (depreciation) on
investments and foreign currency transactions (including
$459,746 net unrealized appreciation on financial futures)		116,634,240
Net Assets ($)		637,587,546
Shares Outstanding
(200 million shares of $.001 par value Common Stock authorized)		39,050,550
Net Asset Value, offering and redemption price per share—Note 3(c) ($)		16.33
See notes to financial statements.

38

STATEMENT OF OPERATIONS
Six Months Ended April 30, 2011 (Unaudited)

Investment Income ($):
Income:
Cash dividends (net of $707,385 foreign taxes withheld at source):
Unaffiliated issuers	8,560,407
Affiliated issuers	8,091
Total Income	8,568,498
Expenses:
Management fee—Note 3(a)	1,030,387
Shareholder servicing costs—Note 3(b)	735,990
Directors’ fees—Note 3(a)	15,313
Loan commitment fees—Note 2	200
Total Expenses	1,781,890
Less—Directors’ fees reimbursed by the Manager—Note 3(a)	(15,313)
Net Expenses	1,766,577
Investment Income—Net	6,801,921
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments and foreign currency transactions	(5,067,393)
Net realized gain (loss) on financial futures	129,969
Net realized gain (loss) on forward foreign currency exchange contracts	(406,270)
Net Realized Gain (Loss)	(5,343,694)
Net unrealized appreciation (depreciation)
on investments and foreign currency transactions	68,360,526
Net unrealized appreciation (depreciation) on financial futures	572,104
Net unrealized appreciation (depreciation)
on forward foreign currency exchange contracts	416,769
Net Unrealized Appreciation (Depreciation)	69,349,399
Net Realized and Unrealized Gain (Loss) on Investments	64,005,705
Net Increase in Net Assets Resulting from Operations	70,807,626

See notes to financial statements.

The Fund	39

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	April 30, 2011	Year Ended
	(Unaudited)	October 31, 2010
Operations ($):
Investment income—net	6,801,921	12,261,382
Net realized gain (loss) on investments	(5,343,694)	(46,595,846)
Net unrealized appreciation
(depreciation) on investments	69,349,399	74,380,343
Net Increase (Decrease) in Net Assets
Resulting from Operations	70,807,626	40,045,879
Dividends to Shareholders from ($):
Investment income—net	(12,701,894)	(13,103,285)
Net realized gain on investments	—	(3,322,070)
Total Dividends	(12,701,894)	(16,425,355)
Capital Stock Transactions ($):
Net proceeds from shares sold	99,845,397	181,100,102
Dividends reinvested	12,108,195	15,535,963
Cost of shares redeemed	(93,899,448)	(206,110,488)
Increase (Decrease) in Net Assets from
Capital Stock Transactions	18,054,144	(9,474,423)
Total Increase (Decrease) in Net Assets	76,159,876	14,146,101
Net Assets ($):
Beginning of Period	561,427,670	547,281,569
End of Period	637,587,546	561,427,670
Undistributed investment income—net	3,134,873	9,034,846
Capital Share Transactions (Shares):
Shares sold	6,578,395	13,033,884
Shares issued for dividends reinvested	818,675	1,097,173
Shares redeemed	(6,182,195)	(15,247,182)
Net Increase (Decrease) in Shares Outstanding	1,214,875	(1,116,125)

See notes to financial statements.

40

FINANCIAL HIGHLIGHTS

The following table describes the performance for the fiscal periods indicated. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

Six Months Ended
April 30, 2011			Year Ended October 31,
	(Unaudited)	2010	2009	2008	2007	2006
Per Share Data ($):
Net asset value,
beginning of period	14.84	14.05	11.51	21.98	18.03	14.47
Investment Operations:
Investment income—net[a]	.18	.31	.30	.49	.43	.38
Net realized and unrealized
gain (loss) on investments	1.64	.89	2.51	(10.47)	3.90	3.45
Total from Investment Operations	1.82	1.20	2.81	(9.98)	4.33	3.83
Distributions:
Dividends from
investment income—net	(.33)	(.33)	(.25)	(.49)	(.38)	(.27)
Dividends from net realized
gain on investments	—	(.08)	(.02)	—	—	—
Total Distributions	(.33)	(.41)	(.27)	(.49)	(.38)	(.27)
Net asset value, end of period	16.33	14.84	14.05	11.51	21.98	18.03
Total Return (%)	12.46[b]	8.73	25.13	(46.37)	24.40	26.83
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.61[c]	.61	.61	.61	.61	.60
Ratio of net expenses
to average net assets	.60[c]	.60	.60	.60	.60	.60
Ratio of net investment income
to average net assets	2.31[c]	2.25	2.53	2.72	2.20	2.30
Portfolio Turnover Rate	2.75[b]	10.49	17.26	7.17	3.31	4.12
Net Assets, end of period
($ x 1,000)	637,588	561,428	547,282	326,931	561,653	355,608

a	Based on average shares outstanding at each month end.
b	Not annualized.
c	Annualized.
See notes to financial statements.

The Fund	41

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus International Stock Index Fund (the “fund”) is a separate non-diversified series of Dreyfus Index Funds, Inc. (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering three series, including the fund. The fund’s investment objective is to match the performance of the Morgan Stanley Capital International Europe, Australasia, Far East Free Index (MSCI EAFE®). The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser. MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Manager, is the distributor of the fund’s shares, which are sold to the public without a sales charge.

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants.The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

42

The Company enters into contracts that contain a variety of indemnifications.The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by an independent pricing service approved by the Board of Directors. Registered investment companies that are not traded on an exchange are valued at their net asset value.When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Directors. Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures contracts. For other

The Fund	43

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

securities that are fair valued by the Board of Directors, certain factors may be considered such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. Financial futures are valued at the last sales price. Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange. Forward foreign currency exchange contracts (“forward contracts”) are valued at the forward rate.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value.This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

     Level 1—unadjusted quoted prices in active markets for identical investments.

    Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

    Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

44

The following is a summary of the inputs used as of April 30, 2011 in valuing the fund’s investments:

		Level 2—Other	Level 3—
	Level 1—	Significant	Significant
	Unadjusted	Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Equity Securities—
Foreign†	620,304,480	—	52	620,304,532
U.S. Treasury	—	1,179,998	—	1,179,998
Mutual Funds	7,300,000	—	—	7,300,000
Other Financial
Instruments:
Forward Foreign
Currency Exchange
Contracts††	—	564,083	—	564,083
Futures††	563,785	—	—	563,785
Liabilities ($)
Other Financial
Instruments:
Forward Foreign
Currency Exchange
Contracts††	—	(151,455)	—	(151,455)
Futures††	(104,039)	—	—	(104,039)

†	See Statement of Investments for additional detailed categorizations.
††	Amount shown represents unrealized appreciation (depreciation) at period end.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Investments in
Equity Securities—Foreign ($)
Balance as of 10/31/2010	49
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	3
Net purchases (sales)	—
Transfers in and/or out of Level 3	—
Balance as of 4/30/2011	52
The amount of total gains (losses) for
the period included in earnings
attributable to the change in
unrealized gains (losses) relating
to investments still held at 4/30/2011	3

The Fund	45

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

In January 2010, FASB issued Accounting Standards Update (“ASU”) No. 2010-06 “Improving Disclosures about FairValue Measurements”. The portions of ASU No. 2010-06 which require reporting entities to prepare new disclosures surrounding amounts and reasons for significant transfers in and out of Level 1 and Level 2 fair value measurements as well as inputs and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements that fall in either Level 2 or Level 3 have been adopted by the fund. No significant transfers between Level 1 or Level 2 fair value measurements occurred at April 30, 2011.The remaining portion of ASU No. 2010-06 requires reporting entities to make new disclosures about information on purchases, sales, issuances and settlements on a gross basis in the reconciliation of activity in Level 3 fair value measurements. These new and revised disclosures are required to be implemented for fiscal years beginning after December 15, 2010. Management is currently evaluating the impact that the adoption of this remaining portion of ASU No. 2010-06 may have on the fund’s financial statement disclosures.

(b) Foreign currency transactions: The fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized on securities transactions between trade and settlement date, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments resulting from changes in exchange rates. Foreign currency gains and losses on investments are included with net realized and unrealized gain or loss on investments.

46

(c) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

Investing in foreign markets may involve special risks and considerations not typically associated with investing in the U.S. These risks include revaluation of currencies, high rates of inflation, repatriation restrictions on income and capital, and adverse political and economic developments. Moreover, securities issued in these markets may be less liquid, subject to government ownership controls and delayed settlements, and their prices may be more volatile than those of comparable securities in the U.S.

(d) Affiliated issuers: Investments in other investment companies advised by Dreyfus are defined as “affiliated” in the Act.

The fund may invest in shares of certain affiliated investment companies also advised or managed by Dreyfus. Investments in affiliated investment companies for the period ended April 30, 2011 were as follows:

Affiliated
Investment	Value				Value		Net
Company	10/31/2010	($)	Purchases ($)	Sales ($)	4/30/2011	($)	Assets (%)
Dreyfus
Institutional
Preferred
Plus Money
Market
Fund	7,800,000		41,450,000	41,950,000	7,300,000		1.1

(e) Dividends to shareholders: Dividends are recorded on the ex-dividend date. Dividends from investment income-net and dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue

The Fund	47

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Code of 1986, as amended (the “Code”).To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(f) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended April 30, 2011, the fund did not have any liabilities for any uncertain tax positions.The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period, the fund did not incur any interest or penalties.

Each of the tax years in the three-year period ended October 31, 2010 remains subject to examination by the Internal Revenue Service and state taxing authorities.

The fund has an unused capital loss carryover of $37,109,984 available for federal income tax purposes to be applied against future net securities profits, if any, realized subsequent to October 31, 2010. If not applied, the carryover expires in fiscal 2018.

The tax character of distributions paid to shareholders during the fiscal year ended October 31, 2010 was as follows: ordinary income $13,109,592 and long-term capital gains $3,315,763.The tax character of current year distributions will be determined at the end of the current fiscal year.

NOTE 2—Bank Lines of Credit:

The fund participates with other Dreyfus-managed funds in a $225 million unsecured credit facility led by Citibank, N.A. and a $300 million unsecured credit facility provided by The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, (each,

48

a “Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for each Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing. During the period ended April 30, 2011, the fund did not borrow under the Facilities.

NOTE 3—Management Fee and Other Transactions With Affiliates:

(a) Pursuant to a management agreement (“Agreement”) with the Manager, the management fee is computed at the annual rate of .35% of the value of the fund’s average daily net assets, and is payable monthly. Under the terms of the Agreement, the Manager has agreed to pay all the expenses of the fund, except management fees, brokerage fees and commissions, taxes, interest fees, commitment fees, Shareholder Services Plan fees, fees and expenses of non-interested Board members (including counsel fees) and extraordinary expenses. In addition, the Manager is required to reduce its fee in an amount equal to the fund’s allocable portion of the accrued fees and expenses of the non-interested Board members (including counsel fees). Each Board member also serves as a Board member of other funds within the Dreyfus complex.Annual retainer fees and attendance fees are allocated to each fund based on net assets. During the period ended April 30, 2011, fees reimbursed by the Manager amounted to $15,313.

(b) Under the Shareholder Services Plan, the fund pays the Distributor for the provision of certain services, at the annual rate of .25% of the value of the fund’s average daily net assets.The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents (a securities dealer, financial institution or other industry professional) in respect of these services. The Distributor deter-

The Fund	49

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

mines the amounts to be paid to Service Agents. During the period ended April 30, 2011, the fund was charged $735,990 pursuant to the Shareholder Services Plan.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $176,879 and shareholder services plan fees $126,342.

(c) A 2% redemption fee is charged and retained by the fund on certain shares redeemed within sixty days following the date of issuance subject to exceptions, including redemptions made through use of the fund’s exchange privilege. During the period ended April 30, 2011, redemption fees charged and retained by the fund amounted to $3,271. Effective December 15, 2010, the fund no longer charges a redemption fee on shares that are redeemed or exchanged before the end of the required holding period. The fund reserves the right to reimpose a redemption fee in the future.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities, forward contracts and financial futures, during the period ended April 30, 2011, amounted to $25,547,970 and $15,958,744, respectively.

The following tables show the fund’s exposure to different types of market risk as it relates to the Statement of Assets and Liabilities and the Statement of Operations, respectively.

Fair value of derivative instruments as of April 30, 2011 is shown below:

	Derivative		Derivative
	Assets ($)		Liabilities ($)
Equity risk[1]	563,785	Equity risk[1]	(104,039)
Foreign exchange risk[2]	564,083	Foreign exchange risk[3]	(151,455)
Gross fair value of
derivative contracts	1,127,868		(255,494)

Statement of Assets and Liabilities location:
1	Includes cumulative appreciation (depreciation) on futures contracts as reported in the Statement of
Financial Futures, but only the unpaid variation margin is reported in the Statement of Assets and Liabilities.
2	Unrealized appreciation on forward foreign currency exchange contracts.
3	Unrealized depreciation on forward foreign currency exchange contracts.

50

The effect of derivative instruments in the Statement of Operations during the period ended April 30, 2011 is shown below:

	Amount of realized gain or (loss) on derivatives recognized in income ($)
		Forward
Underlying risk	Futures[4]	Contracts[5]	Total
Equity	129,969	—	129,969
Foreign exchange	—	(406,270)	(406,270)
Total	129,969	(406,270)	(276,301)

Change in unrealized appreciation or (depreciation) on derivatives recognized in income ($)
		Forward
Underlying risk	Futures[6]	Contracts[7]	Total
Equity	572,104	—	572,104
Foreign exchange	—	416,769	416,769
Total	572,104	416,769	988,873

Statement of Operations location:
4	Net realized gain (loss) on financial futures.
5	Net realized gain (loss) on forward foreign currency exchange contracts.
6	Net unrealized appreciation (depreciation) on financial futures.
7	Net unrealized appreciation (depreciation) on forward foreign currency exchange contracts.

Futures Contracts: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including equity price risk as a result of changes in value of underlying financial instruments. The fund invests in financial futures contracts in order to manage its exposure to or protect against changes in the market. A futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a broker, which consist of cash or cash equivalents.The amount of these deposits is determined by the exchange or Board ofTrade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. Futures contracts are valued daily at the last sales price established by the Board of Trade or exchange upon which they are traded.When the contracts are closed, the fund recognizes a realized gain or loss.There is minimal counter-

The Fund	51

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

party credit risk to the fund with futures since futures are exchange traded, and the exchange’s clearinghouse guarantees the futures against default. Contracts open at April 30, 2011 are set forth in the Statement of Financial Futures.

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy. When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed.The fund realizes a gain if the value of the contract decreases between those dates.With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed.The fund realizes a gain if the value of the contract increases between those dates. Any realized gain or loss which occurred during the period is reflected in the Statement of Operations.The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The fund is also exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is typically limited to the unrealized gain on each open contract.The following summarizes open forward contracts at April 30, 2011:

	Foreign			Unrealized
Forward Foreign Currency	Currency			Appreciation
Exchange Contracts	Amounts	Cost ($)	Value ($) (Depreciation)($)
Purchases:
Australian Dollar,
Expiring 6/15/2011	815,126	811,688	887,932	76,244
Australian Dollar,
Expiring 6/15/2011	121,600	124,670	132,461	7,791
Australian Dollar,
Expiring 6/15/2011	122,300	128,093	133,224	5,131
British Pound,
Expiring 6/15/2011	1,229,166	1,989,067	2,051,838	62,771

52

	Foreign			Unrealized
Forward Foreign Currency	Currency			Appreciation
Exchange Contracts	Amounts	Cost ($)	Value ($) (Depreciation)($)
Purchases (continued):
British Pound,
Expiring 6/15/2011	59,400	95,449	99,156	3,707
British Pound,
Expiring 6/15/2011	116,500	187,803	194,473	6,670
British Pound,
Expiring 6/15/2011	170,300	277,110	284,281	7,171
British Pound,
Expiring 6/15/2011	57,400	93,843	95,818	1,975
British Pound,
Expiring 6/15/2011	57,300	93,134	95,651	2,517
British Pound,
Expiring 6/15/2011	58,600	93,525	97,821	4,296
British Pound,
Expiring 6/15/2011	294,200	470,062	491,106	21,044
British Pound,
Expiring 6/15/2011	59,800	96,974	99,824	2,850
British Pound,
Expiring 6/15/2011	180,000	294,954	300,473	5,519
British Pound,
Expiring 6/15/2011	177,900	290,410	296,967	6,557
British Pound,
Expiring 6/15/2011	60,300	99,747	100,658	911
Euro,
Expiring 6/15/2011	1,192,549	1,656,886	1,763,973	107,087
Euro,
Expiring 6/15/2011	88,300	122,610	130,610	8,000
Euro,
Expiring 6/15/2011	615,988	854,166	911,146	56,980
Euro,
Expiring 6/15/2011	58,700	81,069	86,827	5,758
Euro,
Expiring 6/15/2011	144,300	201,234	213,443	12,209
Euro,
Expiring 6/15/2011	108,700	154,027	160,785	6,758
Euro,
Expiring 6/15/2011	83,400	118,096	123,362	5,266
Euro,
Expiring 6/15/2011	166,700	235,654	246,576	10,922

The Fund	53

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

	Foreign			Unrealized
Forward Foreign Currency	Currency			Appreciation
Exchange Contracts	Amounts	Cost ($)	Value ($) (Depreciation)($)
Purchases (continued):
Euro,
Expiring 6/15/2011	28,400	39,921	42,008	2,087
Euro,
Expiring 6/15/2011	312,800	439,969	462,682	22,713
Euro,
Expiring 6/15/2011	115,400	163,226	170,695	7,469
Euro,
Expiring 6/15/2011	232,300	335,267	343,609	8,342
Euro,
Expiring 6/15/2011	199,200	286,821	294,649	7,828
Euro,
Expiring 6/15/2011	85,300	121,685	126,173	4,488
Euro,
Expiring 6/15/2011	28,900	42,337	42,748	411
Japanese Yen,
Expiring 6/15/2011	9,310,000	112,647	114,801	2,154
Japanese Yen,
Expiring 6/15/2011	136,455,145	1,650,630	1,682,615	31,985
Japanese Yen,
Expiring 6/15/2011	9,070,000	110,962	111,842	880
Japanese Yen,
Expiring 6/15/2011	24,645,000	304,093	303,895	(198)
Japanese Yen,
Expiring 6/15/2011	8,215,000	101,484	101,298	(186)
Japanese Yen,
Expiring 6/15/2011	8,490,000	104,048	104,689	641
Japanese Yen,
Expiring 6/15/2011	25,980,000	307,164	320,357	13,193
Japanese Yen,
Expiring 6/15/2011	16,830,000	197,633	207,530	9,897
Japanese Yen,
Expiring 6/15/2011	6,049,200	71,377	74,592	3,215
Japanese Yen,
Expiring 6/15/2011	17,070,000	201,868	210,488	8,620
Japanese Yen,
Expiring 6/15/2011	8,510,000	101,128	104,936	3,808
Japanese Yen,
Expiring 6/15/2011	8,455,000	101,747	104,258	2,511
Japanese Yen,
Expiring 6/15/2011	16,770,000	203,206	206,789	3,583

54

	Foreign			Unrealized
Forward Foreign Currency	Currency			Appreciation
Exchange Contracts	Amounts	Proceeds ($)	Value ($) (Depreciation)($)
Sales:
Australian Dollar,
Expiring 6/15/2011	43,497	45,504	47,382	(1,878)
Australian Dollar,
Expiring 6/15/2011	122,300	128,150	133,223	(5,073)
British Pound,
Expiring 6/15/2011	59,800	98,449	99,743	(1,294)
British Pound,
Expiring 6/15/2011	58,400	93,435	97,487	(4,052)
British Pound,
Expiring 6/15/2011	174,800	280,512	291,793	(11,281)
British Pound,
Expiring 6/15/2011	59,000	94,651	98,488	(3,837)
British Pound,
Expiring 6/15/2011	358,400	577,506	598,274	(20,768)
British Pound,
Expiring 6/15/2011	20,546	33,569	34,297	(728)
British Pound,
Expiring 6/15/2011	177,900	289,857	296,967	(7,110)
British Pound,
Expiring 6/15/2011	120,800	201,495	201,651	(156)
Euro,
Expiring 6/15/2011	114,800	167,160	170,316	(3,156)
Euro,
Expiring 6/15/2011	58,200	80,293	86,087	(5,794)
Euro,
Expiring 6/15/2011	230,800	321,962	341,391	(19,429)
Euro,
Expiring 6/15/2011	57,100	80,959	84,460	(3,501)
Euro,
Expiring 6/15/2011	490,500	696,439	725,528	(29,089)
Euro,
Expiring 6/15/2011	28,800	41,118	42,600	(1,482)
Euro,
Expiring 6/15/2011	123,906	178,665	183,277	(4,612)
Euro,
Expiring 6/15/2011	256,100	369,152	378,813	(9,661)
Euro,
Expiring 6/15/2011	145,600	215,870	215,366	504

The Fund	55

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

	Foreign			Unrealized
Forward Foreign Currency	Currency			Appreciation
Exchange Contracts	Amounts	Proceeds ($)	Value ($) (Depreciation)($)
Sales (continued):
Euro,
Expiring 6/15/2011	88,200	130,792	130,462	330
Japanese Yen,
Expiring 6/15/2011	27,210,000	336,814	335,524	1,290
Japanese Yen,
Expiring 6/15/2011	17,230,000	205,448	212,462	(7,014)
Japanese Yen,
Expiring 6/15/2011	8,480,000	99,463	104,566	(5,103)
Japanese Yen,
Expiring 6/15/2011	16,910,000	203,389	208,516	(5,127)
Japanese Yen,
Expiring 6/15/2011	8,430,000	103,452	103,950	(498)
Japanese Yen,
Expiring 6/15/2011	8,535,000	104,817	105,245	(428)
Gross Unrealized Appreciation				564,083
Gross Unrealized Depreciation				(151,455)

The following summarizes the average market value of derivatives outstanding during the period ended April 30, 2011:

Average Market Value ($)
Equity future contracts	9,905,741
Forward contracts	7,538,138

At April 30, 2011, accumulated net unrealized appreciation on investments was $115,465,613, consisting of $152,988,898 gross unrealized appreciation and $37,523,285 gross unrealized depreciation.

At April 30, 2011, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

56

INFORMATION ABOUT THE RENEWAL OF THE
FUND’S MANAGEMENT AGREEMENT (Unaudited)

At a meeting of the fund’s Board of Directors held on March 1, 2011, the Board considered the renewal of the fund’s Management Agreement pursuant to which Dreyfus provides the fund with investment advisory and administrative services (the “Agreement”). The Board members, none of whom are “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund, were assisted in their review by independent legal counsel and met with counsel in executive session separate from representatives of Dreyfus. In considering the renewal of the Agreement, the Board considered all factors that it believed to be relevant, including those discussed below.The Board did not identify any one factor as dispositive, and each Board member may have attributed different weights to the factors considered.

Analysis of Nature, Extent, and Quality of Services Provided to the Fund.The Board members considered information previously provided to them in presentations from representatives of Dreyfus regarding the nature, extent, and quality of the services provided to funds in the Dreyfus fund complex, and representatives of Dreyfus confirmed that there had been no material changes in this information. Dreyfus provided the number of open accounts in the fund, the fund’s asset size and the allocation of fund assets among distribution channels. Dreyfus also had previously provided information regarding the diverse intermediary relationships and distribution channels of funds in the Dreyfus fund complex and Dreyfus’ corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to each distribution channel, including the distribution channel(s) for the fund.

The Board members also considered research support available to, and portfolio management capabilities of, the fund’s portfolio management personnel and that Dreyfus also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements.The Board members also considered Dreyfus’ extensive administrative, accounting, and compliance infrastructures.The Board also considered portfolio management’s brokerage policies and practices (including policies and practices regarding soft dollars) and the standards applied in seeking best execution.

The Fund	57

INFORMATION ABOUT THE RENEWAL OF THE FUND’S
MANAGEMENT AGREEMENT (Unaudited) (continued)

Comparative Analysis of the Fund’s Performance and Management Fee and Expense Ratio. The Board members reviewed reports prepared by Lipper, Inc. (“Lipper”), an independent provider of investment company data, which included information comparing (1) the fund’s performance with the performance of a group of comparable funds (the “Performance Group”) and with a broader group of funds (the “Performance Universe”), all for various periods ended December 31, 2010, and (2) the fund’s actual and contractual management fees and total expenses with those of a group of comparable funds (the “Expense Group”) and with a broader group of funds (the “Expense Universe”), the information for which was derived in part from fund financial statements available to Lipper as of October 31, 2010. Dreyfus previously had furnished the Board with a description of the methodology Lipper used to select the Performance Group and Performance Universe and the Expense Group and Expense Universe.

Dreyfus representatives stated that the usefulness of performance comparisons may be affected by a number of factors, including different investment limitations that may be applicable to the fund and comparison funds. The Board members discussed the results of the comparisons and noted that the fund’s total return performance was at or above the Performance Group median and variously above and below the Performance Universe median for the various periods. Dreyfus also provided a comparison of the fund’s calendar year total returns to the returns of the fund’s benchmark index.

The Board members also reviewed the range of actual and contractual management fees and total expenses of the Expense Group and Expense Universe funds and discussed the results of the comparisons. Taking into consideration the fund’s “unitary” fee structure, they noted that the fund’s contractual management fee was above the Expense Group median, the fund’s actual management fee was at the Expense Group median and approximated the Expense Universe median and the fund’s total expenses were below the Expense Group and Expense Universe medians.

58

Representatives of Dreyfus reviewed with the Board members the management or investment advisory fees (1) paid by funds advised or administered by Dreyfus that are in the same Lipper category as the fund and (2) paid to Dreyfus or the Dreyfus-affiliated primary employer of the fund’s primary portfolio manager for advising any separate accounts and/or other types of client portfolios that are considered to have similar investment strategies and policies as the fund (the “Similar Clients”), and explained the nature of the Similar Clients.They discussed differences in fees paid and the relationship of the fees paid in light of any differences in the services provided and other relevant factors, noting the fund’s “unitary” fee structure. The Board members considered the relevance of the fee information provided for the Similar Clients to evaluate the appropriateness and reasonableness of the fund’s management fee.

Analysis of Profitability and Economies of Scale. Dreyfus’ representatives reviewed the expenses allocated and profit received by Dreyfus and the resulting profitability percentage for managing the fund, and the method used to determine the expenses and profit. The Board concluded that the profitability results were not unreasonable, given the services rendered and service levels provided by Dreyfus. The Board previously had been provided with information prepared by an independent consulting firm regarding Dreyfus’ approach to allocating costs to, and determining the profitability of, individual funds and the entire Dreyfus fund complex. The consulting firm also had analyzed where any economies of scale might emerge in connection with the management of a fund.

The Board’s counsel stated that the Board members should consider the profitability analysis (1) as part of their evaluation of whether the fees under the Agreement bear a reasonable relationship to the mix of services provided by Dreyfus, including the nature, extent and quality of such services, and (2) in light of the relevant circumstances for the fund and the extent to which economies of scale would be realized if

The Fund	59

INFORMATION ABOUT THE RENEWAL OF THE FUND’S
MANAGEMENT AGREEMENT (Unaudited) (continued)

the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders. Dreyfus representatives noted that, as a result of shared and allocated costs among funds in the Dreyfus funds complex, the extent of economies of scale could depend substantially on the level of assets in the complex as a whole, so that increases and decreases in complex-wide assets can affect potential economies of scale in a manner that is disproportionate to, or even in the opposite direction from, changes in the fund’s asset level. The Board members also considered potential benefits to Dreyfus from acting as investment adviser and noted that there were no soft dollar arrangements in effect for trading the fund’s investments.

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to the renewal of the Agreement. Based on the discussions and considerations as described above, the Board concluded and determined as follows.

  The Board concluded that the nature, extent and quality of the ser- vices provided by Dreyfus are adequate and appropriate.

  The Board generally was satisfied with the fund’s performance.

  The Board concluded that the fee paid to Dreyfus was reasonable in light of the considerations described above.

  The Board determined that the economies of scale which may accrue to Dreyfus and its affiliates in connection with the manage- ment of the fund had been adequately considered by Dreyfus in connection with the fee rate charged to the fund pursuant to the Agreement and that, to the extent in the future it were determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.

60

The Board members considered these conclusions and determinations, along with information received on a routine and regular basis throughout the year. In addition, it should be noted that the Board’s consideration of the contractual fee arrangements for this fund had the benefit of a number of years of reviews of prior or similar agreements during which lengthy discussions took place between the Board members and Dreyfus representatives. Certain aspects of the arrangements may receive greater scrutiny in some years than in others, and the Board members’ conclusions may be based, in part, on their consideration of the same or similar arrangements in prior years. The Board members determined that renewal of the Agreement was in the best interests of the fund and its shareholders.

The Fund	61

Dreyfus

S&P 500

Index Fund

SEMIANNUAL REPORT April 30, 2011

Save time. Save paper. View your next shareholder report online as soon as it’s available. Log into www.dreyfus.com and sign up for Dreyfus eCommunications. It’s simple and only takes a few minutes.

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Contents
THE FUND
2	A Letter from the Chairman and CEO
3	Discussion of Fund Performance
6	Understanding Your Fund’s Expenses
6	Comparing Your Fund’s Expenses With Those of Other Funds
7	Statement of Investments
23	Statement of Financial Futures
24	Statement of Assets and Liabilities
25	Statement of Operations
26	Statement of Changes in Net Assets
27	Financial Highlights
28	Notes to Financial Statements
36	Information About the Renewal of the Fund’s Management Agreement
FOR MORE INFORMATION
Back Cover

Dreyfus
S&P 500 Index Fund

The Fund

A LETTER FROM THE CHAIRMAN AND CEO

Dear Shareholder:

We are pleased to present this semiannual report for Dreyfus S&P 500 Index Fund, covering the six-month period from November 1, 2010, through April 30, 2011.

Multiple crosscurrents have influenced the global and U.S. economies.A modest slowdown in the middle quarters of 2010 gave way to renewed strength by early 2011.The recovery has been fueled by three important characteristics. First, macroeconomic policy has been stimulative in the United States and most of the world. Second, in response to inflation worries emerging countries have shifted policy from aggressively stimulative to neutral, but not restrictive, supporting ongoing demand for commodities. Third, corporate balance sheets around the world have strengthened due to cheap bond financing, rising profits and relatively slow growth in corporate spending. Although shocks emanating from events in the Middle East and Japan presented potential headwinds, U.S. equities generally rallied as investors increasingly recognized that otherwise positive forces would prevent a double-dip recession.

We expect the U.S. economy to continue to expand at a moderate rate, which generally should be good for stocks. However, in the wake of recent gains we believe that selectivity will become more impor-tant.We favor companies with higher growth potential, and we are also optimistic about the prospects of high-quality companies capable of generating dividend increases and share buybacks. As always, your financial advisor can help you align your investment portfolio with the opportunities and challenges that the future may have in store.

For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

Thank you for your continued confidence and support.

Jonathan R. Baum
Chairman and Chief Executive Officer
The Dreyfus Corporation
May 16, 2011

2

DISCUSSION OF FUND PERFORMANCE

For the period of November 1, 2010, through April 30, 2011, as provided by Thomas J. Durante, CFA, Karen Q. Wong, and Richard A. Brown, Portfolio Managers

Fund and Market Performance Overview

For the six-month period ended April 30, 2011, Dreyfus S&P 500 Index Fund produced a total return of 16.12%.1 In comparison, the Standard & Poor’s 500 Composite Stock Price Index (the “S&P 500 Index”), the fund’s benchmark, produced a 16.36% return for the same period.2,3

Large-cap stocks rallied during much of the reporting period as an economic recovery gained traction, commodity prices surged higher and corporate earnings grew. The difference in returns between the fund and the S&P 500 Index was primarily the result of transaction costs and operating expenses that are not reflected in the S&P 500 Index’s results.

The Fund’s Investment Approach

The fund seeks to match the total return of the S&P 500 Index by generally investing in all 500 stocks in the S&P 500 Index in proportion to their respective weightings. Often considered a barometer for the stock market in general, the S&P 500 Index is made up of 500 widely held common stocks across 10 economic sectors. Each stock is weighted by its float-adjusted market capitalization; that is, larger companies have greater representation in the S&P 500 Index than smaller ones.

Stocks Rallied as the U.S. Economy Recovered

Investor sentiment improved dramatically in the weeks before the start of the reporting period, when a new round of quantitative easing of U.S. monetary policy from the Federal Reserve Board helped convince investors that the economy was unlikely to slip back into recession. A more optimistic investment outlook was reinforced by improvements in employment and consumer spending, as well as better-than-expected corporate earnings across a number of industry groups. Later in the

The Fund	3

DISCUSSION OF FUND PERFORMANCE (continued)

fall, the end of uncertainty surrounding national midterm elections and the passage of fiscally stimulative tax legislation lent further support to stock prices.

Improving global economic conditions also supported U.S. stock prices. Better-than-expected economic data in Europe buoyed investor confidence, and robust ongoing demand for industrial commodities and equipment from the emerging markets helped drive several market sectors higher.

The market rally was interrupted in February when a wave of political unrest in the Middle East led to sharply higher crude oil prices, and again in March when a devastating earthquake, tsunami and nuclear disaster in Japan threatened one of the world’s largest economies. However, investors proved resilient, and the U.S. stock market bounced back by the reporting period’s end. Smaller stocks generally produced higher returns than their larger counterparts, and growth stocks typically outperformed value stocks during the reporting period.

Energy Stocks Led the Market’s Advance

Surging oil and natural gas prices supported a sharp rise in energy stocks during the reporting period, particularly in the wake of the political uprisings in the oil-rich Middle East. In addition, the catastrophic failure of Japan’s Fukushima nuclear power plant was widely expected to spark a shift back to fossil fuels, potentially boosting demand for a limited supply of oil and gas.These factors drove gains in large integrated oil companies, particularly those with refinery operations. In addition, exploration-and-production firms and oil services companies boosted earnings in the upturn after having previously cut costs during the recession.

Among industrial companies, the sector’s largest component, a diversified global conglomerate, drove the industry group higher as its financial services division recovered from previous weakness and other units delivered results that exceeded analysts’ expectations. In addition, a number of large machinery and equipment manufacturers saw sales rise during the commodities boom, and several defense contractors advanced as investors grew more confident that defense spending would remain robust.

4

The information technology sector benefited as companies throughout the world sought new methods to increase efficiency and productivity, driving the stocks of large technology service providers higher. In addition, one of the more innovative consumer electronics producers and its suppliers continued to do well on the strength of its smartphone and tablet computer products.

The U.S. stock market suffered relatively few weak spots during the reporting period, with the exception of a handful of companies that declined due to company-specific reasons. Of the 10 economic sectors represented in the S&P 500 Index, the utilities sector ranked at the bottom with a single-digit positive return, mainly as a result of higher input costs and the sector’s role as a traditionally defensive investment.

Index Funds Offer Diversification Benefits

As an index fund, we attempt to replicate the returns of the S&P 500 Index by closely approximating the composition of the S&P 500 Index. In our view, one of the greatest benefits of an index fund is that it offers a broadly diversified investment vehicle that can help investors manage risks by limiting the impact on the overall portfolio of unexpected losses in any single industry group or holding.

May 16, 2011

Equity funds are subject generally to market, market sector, market liquidity, issuer and investment style risks, among other factors, to varying degrees, all of which are more fully described in the fund’s prospectus.
1	Total return includes reinvestment of dividends and any capital gains paid. Past performance is no guarantee of future results. Share price and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost.
2	SOURCE: LIPPER INC. — Reflects reinvestment of dividends daily and, where applicable, capital gain distributions.The Standard & Poor’s 500 Composite Stock Price Index is a widely accepted, unmanaged index of U.S. stock market performance. Investors cannot invest directly in any index.
3	“Standard & Poor’s®,” “S&P®,”“Standard & Poor’s® 500” and “S&P 500®” are registered trademarks of Standard & Poor’s Financial Services LLC, and have been licensed for use on behalf of the fund.The fund is not sponsored, managed, advised, sold or promoted by Standard &
Poor’s and its affiliates and Standard & Poor’s and its affiliates make no representation regarding the advisability of investing in the fund.

The Fund	5

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus S&P 500 Index Fund from November 1, 2010 to April 30, 2011. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended April 30, 2011

Expenses paid per $1,000†	$2.68
Ending value (after expenses)	$1,161.20

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended April 30, 2011

Expenses paid per $1,000†	$2.51
Ending value (after expenses)	$1,022.32

† Expenses are equal to the fund’s annualized expense ratio of .50%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

6

STATEMENT OF INVESTMENTS

April 30, 2011 (Unaudited)

Common Stocks—99.6%	Shares	Value ($)
Consumer Discretionary—10.6%
Abercrombie & Fitch, Cl. A	18,335	1,298,118
Amazon.com	73,159[a]	14,375,743
Apollo Group, Cl. A	25,498[a]	1,020,685
AutoNation	13,378[a,b]	453,648
AutoZone	5,665[a]	1,599,683
Bed Bath & Beyond	53,917[a]	3,025,822
Best Buy	67,706	2,113,781
Big Lots	15,031[a]	617,924
Cablevision Systems (NY Group), Cl. A	47,251	1,664,653
Carmax	45,866[a]	1,591,550
Carnival	88,577	3,372,126
CBS, Cl. B	141,109	3,558,769
Chipotle Mexican Grill	6,367[a]	1,698,652
Coach	61,535	3,680,408
Comcast, Cl. A	570,932	14,981,256
D.R. Horton	58,520	727,989
Darden Restaurants	28,966	1,360,533
DeVry	12,890	681,881
DIRECTV, Cl. A	163,298[a]	7,934,650
Discovery Communications, Cl. A	58,514[a]	2,589,830
Expedia	41,133	1,029,559
Family Dollar Stores	26,196	1,420,085
Ford Motor	776,638[a]	12,014,590
Fortune Brands	31,031	2,019,497
GameStop, Cl. A	30,382[a,b]	780,210
Gannett	48,993[b]	737,835
Gap	89,189	2,072,752
Genuine Parts	32,194	1,728,818
Goodyear Tire & Rubber	51,381[a]	932,565
H&R Block	62,215	1,075,697
Harley-Davidson	49,510	1,844,743
Harman International Industries	14,275	692,766
Hasbro	28,842	1,350,959
Home Depot	335,310	12,453,413
International Game Technology	60,106	1,063,275

The Fund	7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares	Value ($)
Consumer Discretionary (continued)
Interpublic Group of Cos.	100,407	1,179,782
J.C. Penney	48,392	1,860,672
Johnson Controls	138,557	5,680,837
Kohl’s	60,046	3,165,025
Leggett & Platt	30,818	810,205
Lennar, Cl. A	32,922[b]	625,189
Limited Brands	55,591	2,288,126
Lowe’s	282,042	7,403,603
Macy’s	87,042	2,081,174
Marriott International, Cl. A	59,059	2,084,783
Mattel	74,600	1,993,312
McDonald’s	214,338	16,784,809
McGraw-Hill	64,233	2,599,510
Netflix	9,006[a]	2,095,426
Newell Rubbermaid	59,038	1,125,264
News, Cl. A	469,925	8,374,064
NIKE, Cl. B	78,127	6,431,415
Nordstrom	34,873	1,658,211
O’Reilly Automotive	28,239[a]	1,667,795
Omnicom Group	58,502	2,877,713
Polo Ralph Lauren	13,426	1,755,718
Priceline.com	10,017[a]	5,479,399
Pulte Group	71,703[a]	582,945
RadioShack	22,502	355,757
Ross Stores	24,456	1,802,163
Scripps Networks Interactive, Cl. A	19,173	985,876
Sears Holdings	8,851[a,b]	760,920
Stanley Black & Decker	34,244	2,487,827
Staples	147,385	3,115,719
Starbucks	151,314	5,476,054
Starwood Hotels & Resorts Worldwide	38,501[c]	2,293,505
Target	145,557	7,146,849
Tiffany & Co.	25,860	1,795,718
Time Warner	224,574	8,502,372
Time Warner Cable	70,605	5,516,369
TJX	80,744	4,329,493

8

Common Stocks (continued)	Shares	Value ($)
Consumer Discretionary (continued)
Urban Outfitters	26,461[a]	832,463
VF	18,007	1,810,784
Viacom, Cl. B	124,176	6,352,844
Walt Disney	389,957	16,807,147
Washington Post, Cl. B	1,244[b]	542,260
Whirlpool	15,588	1,343,374
Wyndham Worldwide	35,279	1,221,006
Wynn Resorts	15,535	2,285,975
Yum! Brands	95,654	5,130,881
		271,064,798
Consumer Staples—10.4%
Altria Group	429,607	11,530,652
Archer-Daniels-Midland	131,160	4,855,543
Avon Products	88,444	2,598,485
Brown-Forman, Cl. B	21,177	1,521,779
Campbell Soup	39,521[b]	1,327,510
Clorox	28,588	1,991,440
Coca-Cola	471,350	31,797,271
Coca-Cola Enterprises	68,565	1,947,932
Colgate-Palmolive	101,386	8,551,909
ConAgra Foods	91,892	2,246,759
Constellation Brands, Cl. A	37,119[a]	831,094
Costco Wholesale	89,045	7,205,521
CVS Caremark	279,570	10,131,617
Dean Foods	36,647[a]	410,080
Dr. Pepper Snapple Group	47,226	1,851,259
Estee Lauder, Cl. A	23,191	2,249,527
General Mills	130,700	5,042,406
H.J. Heinz	64,787	3,319,038
Hershey	32,159	1,855,896
Hormel Foods	29,328	862,536
J.M. Smucker	24,547	1,842,743
Kellogg	52,129	2,985,428
Kimberly-Clark	83,766	5,533,582
Kraft Foods, Cl. A	357,337	11,999,376
Kroger	130,894	3,182,033

The Fund	9

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares	Value ($)
Consumer Staples (continued)
Lorillard	30,672	3,266,568
McCormick & Co.	27,263	1,339,159
Mead Johnson Nutrition	42,093	2,815,180
Molson Coors Brewing, Cl. B	31,401	1,530,799
PepsiCo	325,788	22,443,535
Philip Morris International	369,167	25,634,956
Procter & Gamble	575,150	37,327,235
Reynolds American	69,161	2,566,565
Safeway	76,165	1,851,571
Sara Lee	131,073	2,516,602
SUPERVALU	45,281[b]	509,864
SYSCO	120,006	3,469,373
Tyson Foods, Cl. A	61,686	1,227,551
Wal-Mart Stores	401,094	22,052,148
Walgreen	190,390	8,133,461
Whole Foods Market	30,529	1,916,000
		266,271,983
Energy—13.0%
Anadarko Petroleum	101,319	7,998,122
Apache	78,154	10,423,399
Baker Hughes	89,078	6,895,528
Cabot Oil & Gas	22,338	1,257,183
Cameron International	50,291[a]	2,651,341
Chesapeake Energy	134,382	4,524,642
Chevron	412,154	45,106,134
ConocoPhillips	293,889	23,196,659
Consol Energy	45,313	2,450,980
Denbury Resources	81,684[a]	1,843,608
Devon Energy	87,743	7,984,613
Diamond Offshore Drilling	14,532[b]	1,102,543
El Paso	145,271	2,819,710
EOG Resources	54,983	6,208,130
EQT	29,591	1,556,783
Exxon Mobil	1,018,918	89,664,784
FMC Technologies	48,982[a]	2,276,683
Halliburton	186,697	9,424,465

10

Common Stocks (continued)	Shares	Value ($)
Energy (continued)
Helmerich & Payne	21,812	1,447,008
Hess	61,260	5,265,910
Marathon Oil	145,076	7,839,907
Massey Energy	21,091[b]	1,439,250
Murphy Oil	39,508	3,061,080
Nabors Industries	57,861[a]	1,772,861
National Oilwell Varco	85,752	6,576,321
Newfield Exploration	27,563[a]	1,951,460
Noble	53,001	2,279,573
Noble Energy	35,748	3,441,460
Occidental Petroleum	166,314	19,008,027
Peabody Energy	55,746	3,724,948
Pioneer Natural Resources	23,789	2,431,949
QEP Resources	36,916	1,577,421
Range Resources	31,915	1,801,602
Rowan	25,897[a]	1,079,905
Schlumberger	279,355	25,072,111
Southwestern Energy	71,146[a]	3,120,464
Spectra Energy	132,148	3,837,578
Sunoco	25,144	1,072,643
Tesoro	29,332[a]	795,484
Valero Energy	116,358	3,292,931
Williams	119,396	3,960,365
		333,235,565
Financial—15.4%
ACE	69,500	4,673,875
Aflac	97,462	5,476,390
Allstate	110,376	3,735,124
American Express	214,196	10,512,740
American International Group	27,864[a,b]	867,964
Ameriprise Financial	51,494	3,195,718
AON	68,025	3,548,864
Apartment Investment & Management, Cl. A	23,959[c]	645,935
Assurant	22,218	882,055
AvalonBay Communities	17,114[c]	2,166,804
Bank of America	2,078,283	25,521,315

The Fund	11

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares	Value ($)
Financial (continued)
Bank of New York Mellon	253,614	7,344,661
BB&T	141,963	3,821,644
Berkshire Hathaway, Cl. B	355,454[a]	29,609,318
BlackRock	19,594	3,839,248
Boston Properties	29,273[c]	3,059,907
Capital One Financial	93,700	5,128,201
CB Richard Ellis Group, Cl. A	59,788[a]	1,596,937
Charles Schwab	201,357	3,686,847
Chubb	60,736	3,959,380
Cincinnati Financial	33,929	1,074,871
Citigroup	5,966,772[a]	27,387,483
CME Group	13,778	4,075,119
Comerica	35,706	1,354,328
Discover Financial Services	111,904	2,779,695
E*TRADE Financial	45,334[a]	736,224
Equity Residential Properties Trust	60,335[c]	3,603,206
Federated Investors, Cl. B	18,394[b]	474,197
Fifth Third Bancorp	189,494	2,514,585
First Horizon National	53,950	590,752
Franklin Resources	29,925	3,863,916
Genworth Financial, Cl. A	100,507[a]	1,225,180
Goldman Sachs Group	106,850	16,135,419
Hartford Financial Services Group	91,685	2,656,114
HCP	75,524[c]	2,992,261
Health Care REIT	34,854[b,c]	1,874,100
Host Hotels & Resorts	139,629[c]	2,484,000
Hudson City Bancorp	108,709	1,035,997
Huntington Bancshares	176,659	1,199,515
IntercontinentalExchange	15,081[a]	1,814,998
Invesco	96,103	2,390,082
Janus Capital Group	33,818	411,565
JPMorgan Chase & Co.	817,730	37,313,020
KeyCorp	174,327	1,511,415
Kimco Realty	83,314[b,c]	1,627,956
Legg Mason	30,843	1,145,817
Leucadia National	40,624	1,570,524

12

Common Stocks (continued)	Shares	Value ($)
Financial (continued)
Lincoln National	65,441	2,043,722
Loews	64,402	2,850,433
M&T Bank	24,686	2,181,502
Marsh & McLennan	111,694	3,382,094
Marshall & Ilsley	106,478	869,925
MetLife	215,804	10,097,469
Moody’s	40,802	1,596,990
Morgan Stanley	317,294	8,297,238
Nasdaq OMX Group	27,969[a]	757,960
Northern Trust	50,197	2,509,348
NYSE Euronext	52,949	2,120,607
People’s United Financial	77,351	1,058,935
Plum Creek Timber	33,812[c]	1,456,959
PNC Financial Services Group	107,458	6,698,932
Principal Financial Group	64,734	2,184,773
Progressive	135,075	2,963,546
ProLogis Trust	116,959[c]	1,905,262
Prudential Financial	99,170	6,289,361
Public Storage	28,855[c]	3,384,980
Regions Financial	259,480	1,904,583
Simon Property Group	60,964[c]	6,982,817
SLM	108,033	1,792,267
State Street	103,105	4,799,538
SunTrust Banks	102,325	2,884,542
T. Rowe Price Group	52,595	3,379,229
Torchmark	17,167	1,148,816
Travelers	89,585	5,668,939
U.S. Bancorp	392,423	10,132,362
Unum Group	64,804	1,716,010
Ventas	32,590[b,c]	1,822,759
Vornado Realty Trust	33,573[c]	3,245,838
Wells Fargo & Co.	1,081,750	31,489,743
Weyerhaeuser	108,425[c]	2,494,859
XL Group	66,015	1,612,086
Zions Bancorporation	35,634	871,251
		393,710,941

The Fund	13

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares	Value ($)
Health Care—11.2%
Abbott Laboratories	316,341	16,462,386
Aetna	79,129	3,274,358
Agilent Technologies	71,552[a]	3,571,160
Allergan	62,761	4,993,265
AmerisourceBergen	56,581	2,299,452
Amgen	191,612[a]	10,893,142
Baxter International	119,756	6,814,116
Becton Dickinson & Co.	45,503	3,910,528
Biogen Idec	48,952[a]	4,765,477
Boston Scientific	311,589[a]	2,333,802
Bristol-Myers Squibb	350,028	9,835,787
C.R. Bard	17,526	1,870,900
Cardinal Health	71,639	3,129,908
CareFusion	45,783[a]	1,344,647
Celgene	96,085[a]	5,657,485
Cephalon	15,346[a]	1,178,573
Cerner	14,011[a,b]	1,683,842
CIGNA	55,515	2,599,767
Coventry Health Care	31,125[a]	1,004,404
Covidien	102,500	5,708,225
DaVita	20,207[a]	1,780,035
Dentsply International	28,804	1,081,302
Edwards Lifesciences	23,557[a]	2,034,147
Eli Lilly & Co	209,376[b]	7,749,006
Express Scripts	107,680[a]	6,109,763
Forest Laboratories	59,407[a]	1,969,936
Gilead Sciences	163,424[a]	6,347,388
Hospira	33,776[a]	1,916,112
Humana	34,186	2,602,238
Intuitive Surgical	8,055[a]	2,816,834
Johnson & Johnson	562,401	36,960,994
Laboratory Corp. of America Holdings	20,812[a]	2,007,734
Life Technologies	37,674[a]	2,079,605
McKesson	51,626	4,285,474
Medco Health Solutions	83,207[a]	4,936,671
Medtronic	222,136	9,274,178

14

Common Stocks (continued)	Shares	Value ($)
Health Care (continued)
Merck & Co.	633,113	22,760,412
Mylan	90,148[a]	2,246,488
Patterson	19,626	681,218
PerkinElmer	25,168	711,499
Pfizer	1,640,270	34,380,059
Quest Diagnostics	31,940	1,800,777
St. Jude Medical	67,014	3,581,228
Stryker	70,058	4,133,422
Tenet Healthcare	99,575[a]	690,055
Thermo Fisher Scientific	81,126[a]	4,866,749
UnitedHealth Group	226,299	11,140,700
Varian Medical Systems	24,326[a]	1,707,685
Waters	18,600[a]	1,822,800
Watson Pharmaceuticals	25,793[a]	1,599,682
WellPoint	77,273	5,933,794
Zimmer Holdings	40,406[a]	2,636,492
		287,975,701
Industrial—11.2%
3M	146,273	14,219,198
Avery Dennison	22,614	943,908
Boeing	150,859	12,035,531
C.H. Robinson Worldwide	33,775	2,708,079
Caterpillar	131,167	15,137,983
Cintas	25,298	785,503
CSX	77,024	6,061,019
Cummins	40,372	4,851,907
Danaher	110,822	6,121,807
Deere & Co.	86,657	8,449,058
Dover	38,231	2,601,237
Dun & Bradstreet	10,081	828,456
Eaton	68,904	3,688,431
Emerson Electric	153,928	9,352,665
Equifax	26,517	995,183
Expeditors International of Washington	44,158	2,396,455
Fastenal	30,360[b]	2,036,852
FedEx	64,697	6,189,562

The Fund	15

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares	Value ($)
Industrial (continued)
Flowserve	11,599	1,468,665
Fluor	36,680	2,565,399
General Dynamics	77,171	5,619,592
General Electric	2,182,258	44,627,176
Goodrich	25,708	2,271,816
Honeywell International	159,970	9,794,963
Illinois Tool Works	101,874	5,950,460
Ingersoll-Rand	66,600	3,363,300
Iron Mountain	41,561	1,323,718
ITT	37,667	2,176,776
Jacobs Engineering Group	25,915[a]	1,285,643
Joy Global	21,143	2,134,386
L-3 Communications Holdings	23,109	1,853,111
Lockheed Martin	58,985	4,674,561
Masco	75,565	1,014,082
Norfolk Southern	73,199	5,466,501
Northrop Grumman	59,936	3,812,529
Paccar	75,458	4,007,574
Pall	23,430	1,369,249
Parker Hannifin	32,865	3,099,827
Pitney Bowes	43,656[b]	1,072,191
Precision Castparts	29,456	4,551,541
Quanta Services	43,463[a]	942,278
R.R. Donnelley & Sons	44,092	831,575
Raytheon	75,680	3,674,264
Republic Services	63,686	2,013,751
Robert Half International	29,782	903,288
Rockwell Automation	29,044	2,530,604
Rockwell Collins	32,061	2,023,049
Roper Industries	18,775	1,623,850
Ryder System	10,401	556,454
Snap-On	12,320	761,006
Southwest Airlines	154,233	1,812,238
Stericycle	17,820[a]	1,626,610
Textron	56,010[b]	1,461,861
Tyco International	97,400	4,747,276

16

Common Stocks (continued)	Shares	Value ($)
Industrial (continued)
Union Pacific	100,859	10,435,881
United Parcel Service, Cl. B	202,390	15,173,178
United Technologies	188,990	16,929,724
W.W. Grainger	11,826	1,792,822
Waste Management	97,616	3,851,927
		286,597,530
Information Technology—18.0%
Adobe Systems	104,545[a]	3,507,485
Advanced Micro Devices	117,196[a]	1,066,484
Akamai Technologies	37,540[a]	1,292,878
Altera	65,657	3,197,496
Amphenol, Cl. A	35,468	1,983,016
Analog Devices	60,868	2,453,589
Apple	189,174[a]	65,876,062
Applied Materials	274,291	4,303,626
Autodesk	46,453[a]	2,089,456
Automatic Data Processing	100,700	5,473,045
BMC Software	36,043[a]	1,810,440
Broadcom, Cl. A	97,567[a]	3,432,407
CA	79,710	1,960,069
Cisco Systems	1,134,875	19,928,405
Citrix Systems	38,688[a]	3,262,946
Cognizant Technology Solutions, Cl. A	61,951[a]	5,135,738
Computer Sciences	31,230	1,592,105
Compuware	45,674[a]	517,486
Corning	322,355	6,750,114
Dell	342,817[a]	5,317,092
eBay	235,910[a]	8,115,304
Electronic Arts	66,893[a]	1,349,901
EMC	424,753[a]	12,037,500
F5 Networks	16,570[a]	1,679,535
Fidelity National Information Services	54,944	1,818,646
First Solar	11,118[a,b]	1,551,739
Fiserv	30,433[a]	1,865,847
FLIR Systems	31,547	1,111,085
Google, Cl. A	51,494[a]	28,017,885

The Fund	17

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares	Value ($)
Information Technology (continued)
Harris	26,070	1,385,099
Hewlett-Packard	447,288	18,057,017
Intel	1,127,654	26,150,296
International Business Machines	250,612	42,749,395
Intuit	57,253[a]	3,180,977
Jabil Circuit	39,666	786,973
JDS Uniphase	43,212[a]	900,538
Juniper Networks	109,810[a]	4,209,017
KLA-Tencor	34,089	1,496,507
Lexmark International, Cl. A	16,412[a]	529,287
Linear Technology	45,786	1,593,353
LSI	133,817[a]	980,879
MasterCard, Cl. A	19,812	5,465,933
MEMC Electronic Materials	47,395[a]	560,683
Microchip Technology	38,543[b]	1,581,805
Micron Technology	176,204[a]	1,989,343
Microsoft	1,519,442	39,535,881
Molex	27,651[b]	746,577
Monster Worldwide	26,844[a]	440,510
Motorola Mobility Holdings	60,029[a]	1,564,356
Motorola Solutions	68,605[a]	3,147,597
National Semiconductor	47,055	1,134,967
NetApp	75,515[a]	3,925,270
Novellus Systems	18,809[a]	603,769
NVIDIA	118,032[a]	2,360,640
Oracle	798,824	28,797,605
Paychex	65,425	2,140,052
QUALCOMM	337,442	19,180,203
Red Hat	39,527[a]	1,876,347
SAIC	59,894[a]	1,042,156
Salesforce.com	24,186[a]	3,352,180
SanDisk	48,210[a]	2,369,039
Symantec	161,241[a]	3,168,386
Tellabs	79,975	393,477
Teradata	33,932[a]	1,897,477
Teradyne	37,237[a]	599,516

18

Common Stocks (continued)	Shares	Value ($)
Information Technology (continued)
Texas Instruments	241,389	8,576,551
Total System Services	34,814	656,244
VeriSign	36,312	1,342,092
Visa, Cl. A	99,608	7,781,377
Western Digital	46,414[a]	1,847,277
Western Union	134,547	2,859,124
Xerox	284,387	2,869,465
Xilinx	53,903	1,879,059
Yahoo!	266,016[a]	4,721,784
		460,923,461
Materials—3.6%
Air Products & Chemicals	44,005	4,203,358
Airgas	15,521	1,077,933
AK Steel Holding	24,144	392,340
Alcoa	218,078	3,707,326
Allegheny Technologies	20,089	1,446,408
Ball	36,743	1,370,881
Bemis	21,028	659,017
CF Industries Holdings	14,301	2,024,306
Cliffs Natural Resources	27,805	2,605,885
Dow Chemical	239,802	9,829,484
E.I. du Pont de Nemours & Co.	189,242	10,747,053
Eastman Chemical	15,185	1,628,591
Ecolab	47,500	2,506,100
FMC	14,279	1,260,550
Freeport-McMoRan Copper & Gold	194,344	10,694,750
International Flavors & Fragrances	16,288	1,034,614
International Paper	88,547	2,734,331
MeadWestvaco	35,203	1,185,989
Monsanto	110,274	7,503,043
Newmont Mining	101,296	5,936,959
Nucor	65,674[b]	3,084,051
Owens-Illinois	34,835[a]	1,033,554
PPG Industries	33,994	3,218,212
Praxair	62,590	6,660,828
Sealed Air	32,491	837,293

The Fund	19

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares	Value ($)
Materials (continued)
Sherwin-Williams	18,620	1,532,240
Sigma-Aldrich	25,262	1,782,992
Titanium Metals	16,877[a]	338,046
United States Steel	29,675[b]	1,415,794
Vulcan Materials	25,219[b]	1,139,899
		93,591,827
Telecommunication Services—3.0%
American Tower, Cl. A	81,919[a]	4,285,183
AT&T	1,213,938	37,777,750
CenturyLink	122,013	4,975,690
Frontier Communications	206,566	1,708,301
Metropcs Communications	52,736[a]	887,547
Sprint Nextel	615,520[a]	3,188,394
Verizon Communications	578,705	21,863,475
Windstream	99,542	1,275,133
		75,961,473
Utilities—3.2%
AES	138,461[a]	1,833,224
Ameren	47,292	1,386,128
American Electric Power	97,396	3,553,006
CenterPoint Energy	85,700	1,594,020
CMS Energy	47,987	950,143
Consolidated Edison	60,163	3,135,695
Constellation Energy Group	41,729	1,519,770
Dominion Resources	119,480	5,546,262
DTE Energy	33,654	1,700,537
Duke Energy	273,086	5,093,054
Edison International	67,687	2,658,068
Entergy	37,579	2,620,008
Exelon	135,884	5,727,511
FirstEnergy	87,209	3,484,872
Integrys Energy Group	16,312	854,096

20

Common Stocks (continued)	Shares	Value ($)
Utilities (continued)
NextEra Energy	86,138	4,872,827
Nicor	9,670	536,008
NiSource	58,649	1,140,723
Northeast Utilities	36,026	1,282,526
NRG Energy	53,049[a]	1,283,786
ONEOK	21,529	1,505,738
Pepco Holdings	45,045	868,017
PG&E	80,772	3,721,974
Pinnacle West Capital	21,331	925,552
PPL	115,843	3,177,573
Progress Energy	60,497	2,870,583
Public Service Enterprise Group	103,124	3,317,499
SCANA	22,994	954,711
Sempra Energy	49,245	2,713,400
Southern	172,026	6,715,895
TECO Energy	45,103	869,135
Wisconsin Energy	48,724	1,520,676
Xcel Energy	99,013	2,408,986
		82,342,003
Total Common Stocks
(cost $1,558,190,000)		2,551,675,282
	Principal
Short-Term Investments—.0%	Amount ($)	Value ($)
U.S. Treasury Bills;
0.07%, 6/16/11
(cost $1,044,906)	1,045,000[d]	1,044,998

Other Investment—.4%	Shares	Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $11,100,000)	11,100,000[e]	11,100,000

The Fund	21

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Investment of Cash Collateral
for Securities Loaned—.8%	Shares	Value ($)
Registered Investment Company;
Dreyfus Institutional Cash
Advantage Plus Fund
(cost $20,883,334)	20,883,334[e]	20,883,334

Total Investments (cost $1,591,218,240)	100.8%	2,584,703,614
Liabilities, Less Cash and Receivables	(.8%)	(21,536,329)
Net Assets	100.0%	2,563,167,285

REIT—Real Estate Investment Trust

a	Non-income producing security.
b	Security, or portion thereof, on loan.At April 30, 2011, the value of the fund’s securities on loan was $20,893,477 and the value of the collateral held by the fund was $21,327,596, consisting of cash collateral of $20,883,334 and
U.S. Government and Agency securities valued at $444,262.
c	Investment in real estate investment trust.
d	Held by a broker as collateral for open financial futures positions.
e	Investment in affiliated money market mutual fund.

Portfolio Summary (Unaudited)†

	Value (%)		Value (%)
Information Technology	18.0	Materials	3.6
Financial	15.4	Utilities	3.2
Energy	13.0	Telecommunication Services	3.0
Health Care	11.2	Short-Term/
Industrial	11.2	Money Market Investments	1.2
Consumer Discretionary	10.6
Consumer Staples	10.4		100.8

† Based on net assets.
See notes to financial statements.

22

STATEMENT OF FINANCIAL FUTURES

April 30, 2011 (Unaudited)

		Market Value		Unrealized
		Covered by		Appreciation
	Contracts	Contracts ($)	Expiration	at 4/30/2011	($)
Financial Futures Long
Standard & Poor’s 500 E-mini	179	12,169,315	June 2011	385,865

See notes to financial statements.

The Fund	23

STATEMENT OF ASSETS AND LIABILITIES
April 30, 2011 (Unaudited)

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments (including securities on loan, valued at $20,893,477)—Note 1(b:)
Unaffiliated issuers	1,559,234,906	2,552,720,280
Affiliated issuers	31,983,334	31,983,334
Cash		1,289,213
Dividends and interest receivable		2,689,529
Receivable for shares of Common Stock subscribed		2,137,212
Receivable for futures variation margin—Note 4		48,040
		2,590,867,608
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(b)		1,033,682
Liability for securities on loan—Note 1(b)		20,883,334
Payable for shares of Common Stock redeemed		4,092,477
Payable for investment securities purchased		1,674,330
Loan commitment fees payable—Note 2		16,500
		27,700,323
Net Assets ($)		2,563,167,285
Composition of Net Assets ($):
Paid-in capital		1,611,298,990
Accumulated undistributed investment income—net		9,467,929
Accumulated net realized gain (loss) on investments		(51,470,873)
Accumulated net unrealized appreciation (depreciation) on
investments (including $385,865 net unrealized
appreciation on financial futures)		993,871,239
Net Assets ($)		2,563,167,285
Shares Outstanding
(200 million shares of $.001 par value Common Stock authorized)		68,070,213
Net Asset Value, offering and redemption price per share ($)		37.65

See notes to financial statements.

24

STATEMENT OF OPERATIONS

Six Months Ended April 30, 2011 (Unaudited)

Investment Income ($):
Income:
Cash dividends (net of $629 foreign taxes withheld at source):
Unaffiliated issuers	24,455,354
Affiliated issuers	21,356
Income from securities lending—Note 1(b)	67,304
Interest	1,283
Total Income	24,545,297
Expenses:
Management fee—Note 3(a)	3,055,740
Shareholder servicing costs—Note 3(b)	3,055,740
Directors’ fees—Note 3(a)	61,615
Loan commitment fees—Note 2	16,500
Total Expenses	6,189,595
Less—Directors’ fees reimbursed by the Manager—Note 3(a)	(61,615)
Net Expenses	6,127,980
Investment Income—Net	18,417,317
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments	(5,026,011)
Net realized gain (loss) on financial futures	3,556,033
Net Realized Gain (Loss)	(1,469,978)
Net unrealized appreciation (depreciation) on investments	348,795,757
Net unrealized appreciation (depreciation) on financial futures	99,933
Net Unrealized Appreciation (Depreciation)	348,895,690
Net Realized and Unrealized Gain (Loss) on Investments	347,425,712
Net Increase in Net Assets Resulting from Operations	365,843,029

See notes to financial statements.

The Fund	25

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	April 30, 2011	Year Ended
	(Unaudited)	October 31, 2010
Operations ($):
Investment income—net	18,417,317	35,571,695
Net realized gain (loss) on investments	(1,469,978)	105,997,529
Net unrealized appreciation
(depreciation) on investments	348,895,690	199,240,314
Net Increase (Decrease) in Net Assets
Resulting from Operations	365,843,029	340,809,538
Dividends to Shareholders from ($):
Investment income—net	(34,804,799)	(38,533,901)
Net realized gain on investments	(51,832,641)	—
Total Dividends	(86,637,440)	(38,533,901)
Capital Stock Transactions ($):
Net proceeds from shares sold	280,975,321	485,529,471
Dividends reinvested	84,742,937	37,789,348
Cost of shares redeemed	(409,628,581)	(736,607,359)
Increase (Decrease) in Net Assets
from Capital Stock Transactions	(43,910,323)	(213,288,540)
Total Increase (Decrease) in Net Assets	235,295,266	88,987,097
Net Assets ($):
Beginning of Period	2,327,872,019	2,238,884,922
End of Period	2,563,167,285	2,327,872,019
Undistributed investment income—net	9,467,929	25,855,411
Capital Share Transactions (Shares):
Shares sold	7,889,756	15,329,187
Shares issued for dividends reinvested	2,446,143	1,196,255
Shares redeemed	(11,501,169)	(23,322,185)
Net Increase (Decrease) in Shares Outstanding	(1,165,270)	(6,796,743)

See notes to financial statements.

26

FINANCIAL HIGHLIGHTS

The following table describes the performance for the fiscal periods indicated. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

Six Months Ended
April 30, 2011				Year Ended October 31,
(Unaudited)			2010	2009	2008	2007	2006
Per Share Data ($):
Net asset value,
beginning of period	33.62		29.45	27.66	44.18	40.57	35.50
Investment Operations:
Investment income—net[a]	.27		.49	.53	.66	.61	.54
Net realized and
unrealized gain
(loss) on investments	5.03		4.19	1.93	(16.51)	4.90	5.01
Total from
Investment Operations	5.30		4.68	2.46	(15.85)	5.51	5.55
Distributions:
Dividends from
investment income—net	(.51)		(.51)	(.67)	(.67)	(.56)	(.48)
Dividends from net realized
gain on investments	(.76)		—	—	—	(1.34)	—
Total Distributions	(1.27)		(.51)	(.67)	(.67)	(1.90)	(.48)
Net asset value,
end of period	37.65		33.62	29.45	27.66	44.18	40.57
Total Return (%)	16.12	[b]	16.02	9.42	(36.38)	14.05	15.79
Ratios/Supplemental
Data (%):
Ratio of total expenses
to average net assets	.51	[c]	.51	.51	.51	.51	.50
Ratio of net expenses
to average net assets	.50	[c]	.50	.50	.50	.50	.50
Ratio of net investment
income to average
net assets	1.51	[c]	1.55	2.06	1.77	1.47	1.45
Portfolio Turnover Rate	1.96	[b]	5.45	4.36	4.95	4.71	5.04
Net Assets,
end of period
($ x 1,000)	2,563,167		2,327,872	2,238,885	2,090,178	3,735,372	3,656,990

a	Based on average shares outstanding at each month end.
b	Not annualized.
c	Annualized.

See notes to financial statements.

The Fund	27

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus S&P 500 Index Fund (the “fund”) is a separate non-diversified series of Dreyfus Index Funds, Inc. (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering three series, including the fund.The fund’s investment objective is to match the performance of the Standard & Poor’s 500 Composite Stock Price Index.The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser. MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Manager, is the distributor of the fund’s shares, which are sold to the public without a sales charge.

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions.Actual results could differ from those estimates.

The Company enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the

28

National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. U.S.Treasury Bills are valued at the mean price between quoted bid prices and asked prices by an independent pricing service approved by the Board of Directors. Registered investment companies that are not traded on an exchange are valued at their net asset value. When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Directors. Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures contracts. For other securities that are fair valued by the Board of Directors, certain factors may be considered such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. Financial futures are valued at the last sales price.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value.This hierarchy gives the highest priority to unadjusted quoted prices in active

The Fund	29

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements.These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for
identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of April 30, 2011 in valuing the fund’s investments:

		Level 2—Other	Level 3—
	Level 1—	Significant	Significant
	Unadjusted	Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Equity Securities—
Domestic†	2,551,675,282	—	—	2,551,675,282
Mutual Funds	31,983,334	—	—	31,983,334
U.S. Treasury	—	1,044,998	—	1,044,998
Other Financial
Instruments:
Futures††	385,865	—	—	385,865

†	See Statement of Investments for additional detailed categorizations.
††	Amount shown represents unrealized appreciation at period end.

30

In January 2010, FASB issued Accounting Standards Update (“ASU”) No. 2010-06 “Improving Disclosures about FairValue Measurements”. The portions of ASU No. 2010-06 which require reporting entities to prepare new disclosures surrounding amounts and reasons for significant transfers in and out of Level 1 and Level 2 fair value measurements as well as inputs and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements that fall in either Level 2 or Level 3 have been adopted by the fund. No significant transfers between Level 1 or Level 2 fair value measurements occurred at April 30, 2011.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

Pursuant to a securities lending agreement withThe Bank of NewYork Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager, U.S. Government and Agency securities or letters of credit.The fund is entitled to receive all income on securities loaned, in addition to income earned as a result of the lending transaction. Although each security loaned is fully collateralized, the fund bears the risk of delay in recovery of, or loss of rights in, the securities loaned should a borrower fail to return the securities in a timely manner. During the period ended April 30, 2011,The Bank of New York Mellon earned $28,845 from lending portfolio securities, pursuant to the securities lending agreement.

The Fund	31

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

(c) Affiliated issuers: Investments in other investment companies advised by Dreyfus are defined as “affiliated” in the Act.

The fund may invest in shares of certain affiliated investment companies also advised or managed by Dreyfus. Investments in affiliated investment companies for the period ended April 30, 2011 were as follows:

Affiliated
Investment	Value				Value		Net
Company	10/31/2010	($)	Purchases ($)	Sales ($)	4/30/2011	($)	Assets (%)
Dreyfus
Institutional
Preferred
Plus Money
Market Fund	4,865,000		182,581,000	176,346,000	11,100,000.4
Dreyfus
Institutional
Cash
Advantage
Plus Fund	51,226,301		65,602,966	95,945,933	20,883,334.8
Total	56,091,301		248,183,966	272,291,933	31,983,334		1.2

(d) Dividends to shareholders: Dividends are recorded on the ex-dividend date. Dividends from investment income-net and dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(e) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

32

As of and during the period ended April 30, 2011, the fund did not have any liabilities for any uncertain tax positions.The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period, the fund did not incur any interest or penalties.

Each of the tax years in the three-year period ended October 31, 2010 remains subject to examination by the Internal Revenue Service and state taxing authorities.

The tax character of distributions paid to shareholders during the fiscal year ended October 31, 2010 was as follows: ordinary income $38,533,901. The tax character of current year distributions will be determined at the end of the current fiscal year.

NOTE 2—Bank Lines of Credit:

The fund participates with other Dreyfus-managed funds in a $225 million unsecured credit facility led by Citibank, N.A. and a $300 million unsecured credit facility provided by The Bank of New York Mellon (each, a “Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for each Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing. During the period ended April 30, 2011, the fund did not borrow under the Facilities.

NOTE 3—Management Fee and Other Transactions With Affiliates:

(a) Pursuant to a management agreement (“Agreement”) with the Manager, the management fee is computed at the annual rate of .25% of the value of the fund’s average daily net assets and is payable monthly.

The Fund	33

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Under the terms of the Agreement, the Manager has agreed to pay all the expenses of the fund, except management fees, brokerage fees and commissions, taxes, interest fees, commitment fees, Shareholder Services Plan fees, fees and expenses of non-interested Board members (including counsel fees) and extraordinary expenses. In addition, the Manager is required to reduce its fee in an amount equal to the fund’s allocable portion of the accrued fees and expenses of the non-interested Board members (including counsel fees). Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets. During the period ended April 30, 2011, fees reimbursed by the Manager amounted to $61,615.

(b) Under the Shareholder Services Plan, the fund pays the Distributor for the provision of certain services, at the annual rate of .25% of the value of the fund’s average daily net assets.The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents (a securities dealer, financial institution or other industry professional) in respect of these services.The Distributor determines the amounts to be paid to Service Agents. During the period ended April 30, 2011, the fund was charged $3,055,740 pursuant to the Shareholder Services Plan.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $516,841 and shareholder services plan fees $516,841.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities and financial futures, during the period ended April 30, 2011, amounted to $47,772,402 and $157,861,359, respectively.

34

Futures Contracts: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including equity price risk as a result of changes in value of underlying financial instruments.The fund invests in financial futures contracts in order to manage its exposure to or protect against changes in the market.A futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a broker, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. Futures contracts are valued daily at the last sales price established by the Board of Trade or exchange upon which they are traded. When the contracts are closed, the fund recognizes a realized gain or loss. There is minimal counterparty credit risk to the fund with futures since futures are exchange traded, and the exchange’s clearinghouse guarantees the futures against default. Contracts open at April 30, 2011 are set forth in the Statement of Financial Futures.

The following summarizes the average market value of derivatives outstanding during the period ended April 30, 2011:

Average Market Value ($)
Equity future contracts	24,542,809

At April 30, 2011, accumulated net unrealized appreciation on investments was $993,485,374, consisting of $1,156,301,079 gross unrealized appreciation and $162,815,705 gross unrealized depreciation.

At April 30, 2011, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

The Fund	35

INFORMATION ABOUT THE RENEWAL OF THE
FUND’S MANAGEMENT AGREEMENT (Unaudited)

At a meeting of the fund’s Board of Directors held on March 1, 2011, the Board considered the renewal of the fund’s Management Agreement pursuant to which Dreyfus provides the fund with investment advisory and administrative services (the “Agreement”). The Board members, none of whom are “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund, were assisted in their review by independent legal counsel and met with counsel in executive session separate from representatives of Dreyfus. In considering the renewal of the Agreement, the Board considered all factors that it believed to be relevant, including those discussed below. In evaluating the Agreement, the Board members relied on their knowledge, gained through their meetings and other interactions with Dreyfus, its affiliates, the fund, and the services provided to the fund.The Board also relied on materials regularly received throughout the year relating to the investment management and other services provided under the Agreement, including (a) information on the investment performance of the fund in comparison to similar mutual funds and benchmark performance indices; (b) general investment outlooks in the markets in which the fund invests; (c) compliance reports; and (d) fund expenses.The Board did not identify any one factor as dispositive, and each Board member may have attributed different weights to the factors considered.

Analysis of Nature, Extent, and Quality of Services Provided to the Fund. The Board members considered information previously provided to them in presentations from representatives of Dreyfus regarding the nature, extent, and quality of the services provided to funds in the Dreyfus fund complex, and representatives of Dreyfus confirmed that there had been no material changes in this information. Dreyfus’ representatives reviewed the fund’s distribution of accounts and the relationships Dreyfus has with various intermediaries and the different needs of each. Dreyfus’ representatives noted the various distribution channels for the fund as well as the diverse methods of distribution among other funds in the Dreyfus fund complex, and Dreyfus’ corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to each distribution channel, including those of the fund.

36

Dreyfus provided the number of open accounts in the fund, the fund’s asset size and the allocation of fund assets among distribution channels.

The Board members also considered research support available to, and portfolio management capabilities of, the fund’s portfolio management personnel and that Dreyfus also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements.The Board members also considered Dreyfus’ extensive administrative, accounting, and compliance infrastructures.The Board also considered portfolio management’s brokerage policies and practices (including policies and practices regarding soft dollars) and the standards applied in seeking best execution.

Comparative Analysis of the Fund’s Performance and Management Fee and Expense Ratio. The Board members reviewed reports prepared by Lipper, Inc. (“Lipper”), an independent provider of investment company data, which included information comparing (1) the fund’s performance with the performance of a group of comparable funds (the “Performance Group”) and with a broader group of funds (the “Performance Universe”), all for various periods ended December 31, 2010, and (2) the fund’s actual and contractual management fees and total expenses with those of a group of comparable funds (the “Expense Group”) and with a broader group of funds (the “Expense Universe”), the information for which was derived in part from fund financial statements available to Lipper as of October 31, 2010. Dreyfus previously had furnished the Board with a description of the methodology Lipper used to select the Performance Group and Performance Universe and the Expense Group and Expense Universe.

Dreyfus representatives stated that the usefulness of performance comparisons may be affected by a number of factors, including different investment limitations that may be applicable to the fund and comparison funds.The Board members discussed the results of the comparisons and noted that the fund’s total return performance was below the Performance Group median and variously at and slightly below the

The Fund	37

INFORMATION ABOUT THE RENEWAL OF THE FUND’S
MANAGEMENT AGREEMENT (Unaudited) (continued)

Performance Universe median for the various periods and that there was only a few basis points difference between the fund’s performance and the Performance Universe median when performance was below the median. Dreyfus also provided a comparison of the fund’s calendar year total returns to the returns of the fund’s benchmark index.

The Board members also reviewed the range of actual and contractual management fees and total expenses of the Expense Group and Expense Universe funds and discussed the results of the comparisons. Taking into consideration the fund’s “unitary fee” structure, they noted that the fund’s contractual management fee was above the Expense Group median and the fund’s actual management fee and total expenses were above the Expense Group and Expense Universe medians.

Management noted that, pursuant to the fund’s Agreement, Dreyfus pays all of the fund’s expenses, except management fees, shareholder services fees, and certain other expenses, including the fees and expenses of the independent Board members and their counsel. Additionally, Dreyfus voluntarily has agreed to reduce its management fee in an amount equal to the fees and expenses of the independent Board members and their counsel.

Representatives of Dreyfus reviewed with the Board members the management or investment advisory fees (1) paid by funds advised or administered by Dreyfus that are in the same Lipper category as the fund and (2) paid to Dreyfus or the Dreyfus-affiliated primary employer of the fund’s primary portfolio manager for advising any separate accounts and/or other types of client portfolios that are considered to have similar investment strategies and policies as the fund (the “Similar Clients”), and explained the nature of the Similar Clients. They discussed differences in fees paid and the relationship of the fees paid in light of any differences in the services provided and other relevant factors, noting the fund’s “unitary” fee structure. The Board members considered the relevance of the fee information provided for the Similar Clients to evaluate the appropriateness and reasonableness of the fund’s management fee.

38

Representatives of Dreyfus noted that mutual fund shares can be sold through different types of distribution channels, including retail direct, intermediary and separate accounts, and that this fund is sold primarily through the intermediary channel in which the intermediaries are paid for their services through a shareholder servicing fee and/or revenue sharing payments. The Board reviewed differences in fees paid to Dreyfus and discussed the relationship of the advisory fees and other fees paid in light of the services provided. The Board acknowledged that differences in fees paid by the Similar Clients and the fund seemed to be consistent with the services provided, which were described in detail in materials previously provided to the Board.

Analysis of Profitability and Economies of Scale. Dreyfus’ representatives reviewed the expenses allocated and profit received by Dreyfus and the resulting profitability percentage for managing the fund, and the method used to determine the expenses and profit. The Board concluded that the profitability results were not unreasonable, given the services rendered and service levels provided by Dreyfus. The Board previously had been provided with information prepared by an independent consulting firm regarding Dreyfus’ approach to allocating costs to, and determining the profitability of, individual funds and the entire Dreyfus fund complex. The consulting firm also had analyzed where any economies of scale might emerge in connection with the management of a fund.

The Board’s counsel stated that the Board members should consider the profitability analysis (1) as part of their evaluation of whether the fees under the Agreement bear a reasonable relationship to the mix of services provided by Dreyfus, including the nature, extent and quality of such services, and (2) in light of the relevant circumstances for the fund and the extent to which economies of scale would be realized if the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders. Dreyfus representatives noted that, as a result of shared and allocated costs among funds in the Dreyfus

The Fund	39

INFORMATION ABOUT THE RENEWAL OF THE FUND’S
MANAGEMENT AGREEMENT (Unaudited) (continued)

funds complex, the extent of economies of scale could depend substantially on the level of assets in the complex as a whole, so that increases and decreases in complex-wide assets can affect potential economies of scale in a manner that is disproportionate to, or even in the opposite direction from, changes in the fund’s asset level. The Board members also considered potential benefits to Dreyfus from acting as investment adviser and noted that there were no soft dollar arrangements in effect for trading the fund’s investments.

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to the renewal of the Agreement. Based on the discussions and considerations as described above, the Board concluded and determined as follows.

  The Board concluded that the nature, extent and quality of the services provided by Dreyfus are adequate and appropriate.

  The Board generally was satisfied with the fund’s overall perfor- mance, in light of the considerations described above.

  The Board concluded that the fee paid to Dreyfus was reasonable in light of the considerations described above.

  The Board determined that the economies of scale which may accrue to Dreyfus and its affiliates in connection with the management of the fund had been adequately considered by Dreyfus in connection with the fee rate charged to the fund pursuant to the Agreement and that, to the extent in the future it were determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.

40

The Board members considered these conclusions and determinations, along with information received on a routine and regular basis throughout the year. In addition, it should be noted that the Board’s consideration of the contractual fee arrangements for this fund had the benefit of a number of years of reviews of prior or similar agreements during which lengthy discussions took place between the Board members and Dreyfus representatives. Certain aspects of the arrangements may receive greater scrutiny in some years than in others, and the Board members’ conclusions may be based, in part, on their consideration of the same or similar arrangements in prior years. The Board members determined that renewal of the Agreement was in the best interests of the fund and its shareholders.

The Fund	41

For More Information

Dreyfus S&P 500	Transfer Agent &
Index Fund	Dividend Disbursing Agent
200 Park Avenue	Dreyfus Transfer, Inc.
New York, NY 10166	200 Park Avenue
Manager	New York, NY 10166
The Dreyfus Corporation	Distributor
200 Park Avenue	MBSC Securities Corporation
New York, NY 10166	200 Park Avenue
Custodian	New York, NY 10166
The Bank of New York Mellon
One Wall Street
New York, NY 10286

Ticker Symbol: PEOPX

Telephone 1-800-645-6561

Mail The Dreyfus Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144 E-mail Send your request to info@dreyfus.com Internet Information can be viewed online or downloaded at: http://www.dreyfus.com

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities, and information regarding how the fund voted these proxies for the most recent 12-month period ended June 30 is available at http://www.dreyfus.com and on the SEC’s website at http://www.sec.gov. The description of the policies and procedures is also available without charge, upon request, by calling 1-800-645-6561.

© 2011 MBSC Securities Corporation

Dreyfus

Smallcap

Stock Index Fund

SEMIANNUAL REPORT April 30, 2011

Save time. Save paper. View your next shareholder report online as soon as it’s available. Log into www.dreyfus.com and sign up for Dreyfus eCommunications. It’s simple and only takes a few minutes.

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents
THE FUND
2	A Letter from the Chairman and CEO
3	Discussion of Fund Performance
6	Understanding Your Fund’s Expenses
6	Comparing Your Fund’s Expenses With Those of Other Funds
7	Statement of Investments
26	Statement of Financial Futures
27	Statement of Assets and Liabilities
28	Statement of Operations
29	Statement of Changes in Net Assets
30	Financial Highlights
31	Notes to Financial Statements
40	Information About the Renewal of the Fund’s Management Agreement
FOR MORE INFORMATION
Back Cover

Dreyfus
Smallcap Stock Index Fund

The Fund

A LETTER FROM THE CHAIRMAN AND CEO

Dear Shareholder:

We are pleased to present this semiannual report for Dreyfus Smallcap Stock Index Fund, covering the six-month period from November 1, 2010, through April 30, 2011.

Multiple crosscurrents have influenced the global and U.S. economies.A modest slowdown in the middle quarters of 2010 gave way to renewed strength by early 2011.The recovery has been fueled by three important characteristics. First, macroeconomic policy has been stimulative in the United States and most of the world. Second, in response to inflation worries emerging countries have shifted policy from aggressively stimulative to neutral, but not restrictive, supporting ongoing demand for commodities. Third, corporate balance sheets around the world have strengthened due to cheap bond financing, rising profits and relatively slow growth in corporate spending. Although shocks emanating from events in the Middle East and Japan presented potential headwinds, U.S. equities generally rallied as investors increasingly recognized that otherwise positive forces would prevent a double-dip recession.

We expect the U.S. economy to continue to expand at a moderate rate, which generally should be good for stocks. However, in the wake of recent gains we believe that selectivity will become more impor-tant.We favor companies with higher growth potential, and we are also optimistic about the prospects of high-quality companies capable of generating dividend increases and share buybacks. As always, your financial advisor can help you align your investment portfolio with the opportunities and challenges that the future may have in store.

For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

Thank you for your continued confidence and support.

Jonathan R. Baum
Chairman and Chief Executive Officer
The Dreyfus Corporation
May 16, 2011

2

DISCUSSION OF FUND PERFORMANCE

For the period of November 1, 2010, through April 30, 2011, Thomas J. Durante, CFA, Karen Q.Wong and Richard A. Brown, Portfolio Managers

Fund and Market Performance Overview

For the six-month period ended April 30, 2011, Dreyfus Smallcap Stock Index Fund produced a total return of 23.06%.1 In comparison, the Standard & Poor’s SmallCap 600 Index (the “S&P 600 Index”), the fund’s benchmark, produced a 23.22% return for the same period.2,3

Small-cap stocks rallied during much of the reporting period as an economic recovery gained traction, commodity prices moved higher and corporate earnings grew. Results were particularly attractive in the information technology, health care and industrials sectors.The difference in returns between the fund and the S&P 600 Index was primarily the result of transaction costs and operating expenses that are not reflected in the S&P 600 Index’s results.

The Fund’s Investment Approach

The fund seeks to match the total return of the S&P 600 Index by generally investing in a representative sample of the stocks listed in the S&P 600 Index. The S&P 600 Index is composed of 600 domestic stocks across 10 economic sectors. Each stock is weighted by its market capitalization; that is, larger companies have greater representation in the S&P 600 Index than smaller ones.The fund may also use stock index futures as a substitute for the sale or purchase of stocks.

Stocks Rallied as the U.S. Economy Gained Momentum

Investor sentiment improved dramatically in the weeks before the start of the reporting period, when a new round of quantitative easing of U.S. monetary policy from the Federal Reserve Board helped convince investors that the economy was unlikely to slip back into recession. A more optimistic investment outlook was reinforced by improvements in employment and consumer spending, as well as better-than-expected corporate earnings across a number of industry groups. Later in the fall,

The Fund	3

DISCUSSION OF FUND PERFORMANCE (continued)

the end of uncertainty surrounding national midterm elections and the passage of fiscally stimulative tax legislation lent further support to stock prices.

Improving global economic conditions also supported U.S. stocks. Investor confidence was buoyed by encouraging economic data in Europe and robust demand in the emerging markets for industrial commodities and equipment.

The market rally was interrupted in February when a wave of political unrest in the Middle East led to sharply higher crude oil prices, and again in March when a devastating earthquake, tsunami and nuclear disaster in Japan threatened one of the world’s largest economies. However, investors proved resilient, and the U.S. stock market bounced back by the reporting period’s end. Small-cap stocks generally produced higher returns than their large-cap counterparts, and growth stocks typically outperformed value stocks.

Technology Stocks Led the Market’s Advance

The information technology sector ranked as the S&P 600 Index’s top performing sector during the reporting period. Certain semiconductor manufacturers specializing in touchscreen technologies prospered as the popularity of smartphones and tablet computers soared, and some software developers gained value due to rising orders from businesses and government entities seeking to manage their resources more effectively. Video game developers generally fared well as consumers’ disposable incomes improved in the recovering economy.

In the health care sector, health maintenance organizations (HMOs) boosted profit margins after cutting costs during the economic downturn, magnifying the impact of subscriber growth on earnings during the recovery. Some small-cap biotechnology firms received favorable rulings on new products from federal regulators, bolstering their market values.

Strong demand for equipment used in oil and gas production and wastewater treatment by large energy companies helped drive the prices of some small-cap industrial companies higher, and the sector

4

was further bolstered by robust demand for certain components used in defense and telecommunications systems.

The energy sector also produced above-average absolute returns as commodity prices climbed, but its relatively small size in the S&P 600 Index limited its impact on the fund’s overall performance.

Laggards during the reporting period included the financials sector, where smaller banks continued to struggle amid persistent weakness in U.S. housing markets.The telecommunications, utilities and consumer staples sector produced positive absolute returns, but they trailed market averages as investors turned to more speculative investments in a rallying market.

Index Funds Offer Diversification Benefits

As an index portfolio, our strategy is to attempt to replicate the returns of the S&P 600 Index by investing in a representative sample of the small-cap stocks listed in the S&P 600 Index.The fund offers a diversified investment vehicle that can help investors manage the risks of investing in small-cap stocks by limiting the impact on the overall portfolio of unexpected losses in any single industry group or holding.

May 16, 2011

Equity funds are subject generally to market, market sector, market liquidity, issuer and investment style risks, among other factors, to varying degrees, all of which are more fully described in the fund’s prospectus. Stocks of small-cap companies often experience sharper price fluctuations than stocks of larger-cap companies.
1	Total return includes reinvestment of dividends and any capital gains paid. Past performance is no guarantee of future results. Share price and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost.
2	SOURCE: LIPPER INC. — Reflects the reinvestment of dividends and, where applicable, capital gain distributions.The Standard & Poor’s SmallCap 600 Index is a broad-based index and a widely accepted, unmanaged index of overall small-cap stock market performance. Investors cannot invest directly in any index.
3	“Standard & Poor’s®,” “S&P®,” and “S&P SmallCap 600®” are registered trademarks of
Standard & Poor’s Financial Services LLC, and have been licensed for use on behalf of the fund.
The fund is not sponsored, managed, advised, sold or promoted by Standard & Poor’s and its affiliates and Standard & Poor’s and its affiliates make no representation regarding the advisability of investing in the fund.

The Fund	5

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Smallcap Stock Index Fund from November 1, 2010 to April 30, 2011. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended April 30, 2011

Expenses paid per $1,000†	$2.77
Ending value (after expenses)	$1,230.60

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended April 30, 2011

Expenses paid per $1,000†	$2.51
Ending value (after expenses)	$1,022.32

† Expenses are equal to the fund’s annualized expense ratio of .50%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

6

STATEMENT OF INVESTMENTS

April 30, 2011 (Unaudited)

Common Stocks—98.4%	Shares	Value ($)
Consumer Discretionary—13.9%
American Public Education	40,666[a]	1,718,138
Arbitron	65,933	2,550,288
Arctic Cat	27,687[a]	464,865
Audiovox, Cl. A	48,992[a]	361,561
Big 5 Sporting Goods	46,114	551,062
Biglari Holdings	2,550[a]	1,114,962
BJ’s Restaurants	50,874[a]	2,388,534
Blue Nile	30,806[a]	1,755,942
Blyth	12,616	594,718
Brown Shoe	111,306	1,408,021
Brunswick	193,615	4,524,783
Buckle	49,715[b]	2,261,535
Buffalo Wild Wings	41,077[a]	2,509,805
Cabela’s	80,768[a]	2,062,815
California Pizza Kitchen	58,401[a]	934,416
Callaway Golf	92,618	655,735
Capella Education	35,013[a]	1,736,645
Carter’s	121,830[a]	3,766,984
Cato, Cl. A	81,035	2,067,203
CEC Entertainment	57,265	2,166,335
Children’s Place Retail Stores	64,758[a]	3,443,183
Christopher & Banks	79,127	486,631
Coinstar	80,836[a]	4,363,527
Corinthian Colleges	108,969[a]	484,912
Cracker Barrel Old Country Store	56,976	2,918,880
CROCS	213,777[a]	4,299,055
DineEquity	31,744[a]	1,586,248
Drew Industries	34,192	823,001
E.W. Scripps, Cl. A	99,006[a]	940,557
Ethan Allen Interiors	68,121	1,641,035
Finish Line, Cl. A	127,260	2,734,817
Fred’s, Cl. A	92,219	1,287,377
Genesco	58,830[a]	2,375,555
Group 1 Automotive	52,525	2,260,676
Haverty Furniture	28,942	379,140

The Fund	7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares	Value ($)
Consumer Discretionary (continued)
Helen of Troy	80,949[a]	2,519,133
Hibbett Sports	73,077[a]	2,760,849
Hillenbrand	126,871	2,907,883
Hot Topic	106,074	711,757
HSN	80,453[a]	2,669,431
Iconix Brand Group	179,131[a]	4,386,918
Interval Leisure Group	77,377[a]	1,243,448
Jack in the Box	118,024[a]	2,437,196
JAKKS Pacific	78,377[a]	1,649,052
JOS. A. Bank Clothiers	59,718[a]	3,130,418
K-Swiss, Cl. A	38,118[a]	469,233
Kid Brands	43,015[a]	314,440
Kirkland’s	31,269[a]	471,849
La-Z-Boy	105,459[a]	1,240,198
Lithia Motors, Cl. A	49,075	892,674
Live Nation	329,865[a]	3,658,203
Liz Claiborne	214,496[a]	1,349,180
Lumber Liquidators Holdings	42,221[a,b]	1,095,635
M/I Homes	43,006[a]	571,550
Maidenform Brands	56,548[a]	1,790,310
Marcus	46,739	518,336
MarineMax	50,003[a]	478,029
Men’s Wearhouse	120,415	3,358,374
Meritage Homes	64,475[a]	1,541,597
Midas	23,051[a]	167,581
Monarch Casino & Resort	17,578[a]	201,444
Monro Muffler Brake	70,075	2,128,879
Movado Group	39,189	654,064
Multimedia Games Holding Company	80,390[a]	471,889
NutriSystem	66,894	1,006,086
O’Charleys	49,617[a]	324,495
OfficeMax	193,160[a]	1,923,874
Oxford Industries	31,942	1,097,208
P.F. Chang’s China Bistro	60,776	2,437,118
Papa John’s International	58,800[a]	1,767,528
Peet’s Coffee & Tea	22,859[a]	1,062,486

8

Common Stocks (continued)	Shares	Value ($)
Consumer Discretionary (continued)
PEP Boys-Manny Moe & Jack	152,066	2,083,304
Perry Ellis International	24,744[a]	697,286
PetMed Express	49,956	753,836
Pinnacle Entertainment	133,763[a]	1,856,630
Pool	112,795	3,413,177
Pre-Paid Legal Services	17,667[a]	1,165,139
Quiksilver	294,507[a]	1,281,105
Red Robin Gourmet Burgers	38,055[a]	1,034,715
Ruby Tuesday	154,067[a]	1,619,244
Rue21	34,618[a]	1,042,694
Ruth’s Hospitality Group	69,909[a]	343,253
Shuffle Master	143,363[a]	1,566,958
Skechers USA, Cl. A	62,979[a]	1,199,750
Sonic	151,503[a]	1,699,864
Sonic Automotive, Cl. A	86,760[b]	1,223,316
Spartan Motors	84,289	569,794
Stage Stores	103,654	1,996,376
Standard Motor Products	52,014	741,200
Standard-Pacific	185,158[a,b]	714,710
Stein Mart	53,935	586,813
Steven Madden	59,865[a]	3,181,825
Sturm Ruger & Co.	59,348	1,411,295
Superior Industries International	66,853	1,689,375
Texas Roadhouse	157,694	2,565,681
True Religion Apparel	62,993[a]	1,903,648
Tuesday Morning	100,089[a]	500,445
Universal Electronics	30,673[a]	849,335
Universal Technical Institute	67,455	1,218,912
Vitamin Shoppe	62,100[a]	2,423,142
Volcom	33,292	656,851
Winnebago Industries	60,361[a]	747,269
Wolverine World Wide	116,373	4,617,681
Zale	46,836[a]	172,356
Zumiez	49,385[a]	1,388,212
		169,942,477

The Fund	9

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares	Value ($)
Consumer Staples—3.7%
Alliance One International	240,548[a]	959,786
Andersons	43,476	2,158,583
B&G Foods	106,893	1,932,625
Boston Beer, Cl. A	25,050[a]	2,361,213
Cal-Maine Foods	29,253	845,119
Calavo Growers	25,423	533,883
Casey’s General Stores	93,988	3,668,352
Central Garden & Pet, Cl. A	174,834[a]	1,751,837
Darling International	242,011[a]	3,913,318
Diamond Foods	44,545	2,922,152
Hain Celestial Group	99,877[a]	3,396,817
J & J Snack Foods	32,700	1,661,814
Medifast	42,676[a,b]	842,851
Nash Finch	28,940	1,077,147
Prestige Brands Holdings	120,429[a]	1,390,955
Sanderson Farms	33,972	1,617,067
Seneca Foods, Cl. A	20,597[a]	575,892
Snyders-Lance	95,161	1,879,430
Spartan Stores	55,528	866,792
TreeHouse Foods	80,708[a]	4,896,554
United Natural Foods	100,655[a]	4,296,962
WD-40	35,334	1,466,361
		45,015,510
Energy—4.9%
Basic Energy Services	59,927[a]	1,842,156
Bristow Group	82,847[a]	3,844,101
Contango Oil & Gas	29,079[a]	1,800,572
Georesources	43,261[a]	1,255,434
Gulf Island Fabrication	30,108	1,064,017
Gulfport Energy	86,250[a]	2,935,950
Holly	103,168	5,973,427
Hornbeck Offshore Services	48,751[a,b]	1,424,992
ION Geophysical	375,319[a]	4,744,032
Lufkin Industries	65,995	6,093,318
Matrix Service	65,606[a]	948,663
Penn Virginia	105,394	1,629,391

10

Common Stocks (continued)	Shares	Value ($)
Energy (continued)
Petroleum Development	49,064[a]	1,953,728
PetroQuest Energy	173,559[a]	1,520,377
Pioneer Drilling	137,408[a]	2,129,824
SEACOR Holdings	49,660	4,907,898
Stone Energy	120,167[a]	4,249,105
Swift Energy	93,695[a]	3,671,907
Tetra Technologies	179,521[a]	2,651,525
World Fuel Services	149,212	5,905,811
		60,546,228
Financial—19.0%
Acadia Realty Trust	109,229[c]	2,277,425
Amerisafe	38,602[a]	861,983
Bank Mutual	52,675	215,441
Bank of the Ozarks	26,441	1,177,418
BioMed Realty Trust	285,352[c]	5,661,384
Boston Private Financial Holdings	188,207	1,315,567
Brookline Bancorp	173,462	1,599,320
Cash America International	71,430	3,389,353
Cedar Shopping Centers	149,671[c]	883,059
City Holding	34,277	1,168,846
Colonial Properties Trust	192,943[c]	4,082,674
Columbia Banking System	92,895	1,752,000
Community Bank System	92,903	2,324,433
Delphi Financial Group, Cl. A	125,598	4,012,856
DiamondRock Hospitality	383,226[c]	4,614,041
Dime Community Bancshares	39,459	610,036
EastGroup Properties	55,245[c]	2,544,585
eHealth	60,882[a]	827,995
Employers Holdings	69,624	1,403,620
Entertainment Properties Trust	107,137[c]	5,100,793
Extra Space Storage	211,233[c]	4,573,194
EZCORP, Cl. A	119,711[a]	3,769,699
First BanCorp	20,765[a]	103,617
First Cash Financial Services	65,013[a]	2,551,110
First Commonwealth Financial	266,119	1,649,938
First Financial Bancorp	117,606	1,938,147

The Fund	11

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares	Value ($)
Financial (continued)
First Financial Bankshares	44,721[b]	2,478,438
First Midwest Bancorp	160,781	2,106,231
Forestar Group	82,807[a]	1,628,814
Franklin Street Properties	153,850[b,c]	2,175,439
Getty Realty	61,221[b,c]	1,555,626
Glacier Bancorp	136,861	2,057,021
Hancock Holding	79,703	2,603,100
Hanmi Financial	348,323[a]	459,786
Healthcare Realty Trust	135,378[c]	3,092,033
Home Bancshares	48,869	1,171,390
Home Properties	79,437[c]	5,036,306
Horace Mann Educators	115,040	2,056,915
Independent Bank/MA	47,127	1,381,292
Infinity Property & Casualty	27,991	1,654,268
Inland Real Estate	199,439[c]	1,948,519
Interactive Brokers Group, Cl. A	103,111	1,808,567
Investment Technology Group	108,689[a]	1,859,669
Kilroy Realty	121,041[c]	5,076,460
Kite Realty Group Trust	162,092[c]	842,878
LaBranche & Co.	121,414[a]	489,298
LaSalle Hotel Properties	182,760[c]	5,142,866
Lexington Realty Trust	318,120[c]	3,174,838
LTC Properties	70,430[c]	2,072,051
Meadowbrook Insurance Group	92,046	942,551
Medical Properties Trust	292,854[c]	3,613,818
Mid-America Apartment Communities	75,048[c]	5,016,959
Nara Bancorp	99,031[a]	973,475
National Financial Partners	103,384[a]	1,663,449
National Penn Bancshares	331,019	2,717,666
National Retail Properties	206,484[c]	5,438,789
Navigators Group	27,164[a]	1,407,910
NBT Bankcorp	74,121	1,675,135
Old National Bancorp	253,570	2,624,450
optionsXpress Holdings	108,115	1,993,641
Parkway Properties	55,873[c]	1,001,803
Pennsylvania Real Estate Investment Trust	141,295[c]	2,231,048

12

Common Stocks (continued)	Shares	Value ($)
Financial (continued)
Pinnacle Financial Partners	71,304[a]	1,145,855
Piper Jaffray	29,132[a]	1,044,382
Portfolio Recovery Associates	36,989[a]	3,338,627
Post Properties	115,208[c]	4,677,445
Presidential Life	45,610	508,095
PrivateBancorp	148,111	2,331,267
ProAssurance	75,675[a]	5,024,820
Prospect Capital	188,145[b]	2,278,436
Provident Financial Services	145,233	2,108,783
PS Business Parks	47,423[c]	2,857,710
RLI	44,215	2,619,297
S&T Bancorp	49,864	1,017,724
Safety Insurance Group	28,970	1,356,375
Saul Centers	17,847[c]	781,520
Selective Insurance Group	120,416	2,124,138
Signature Bank	98,239[a]	5,718,492
Simmons First National, Cl. A	35,400	934,206
Sovran Self Storage	66,736[c]	2,854,966
Sterling Bancorp	92,716	959,611
Sterling Bancshares	190,758	1,695,839
Stewart Information Services	58,941	597,662
Stifel Financial	111,437[a]	5,090,419
Susquehanna Bancshares	312,945	2,885,353
SWS Group	66,150	403,515
Tanger Factory Outlet Centers	187,132[c]	5,170,457
Texas Capital Bancshares	91,197[a]	2,352,883
Tompkins Financial	20,054	817,000
Tower Group	89,224	2,040,553
TradeStation Group	79,096[a]	763,276
Trustco Bank	239,762	1,438,572
UMB Financial	67,527	2,843,562
Umpqua Holdings	295,831	3,434,598
United Bankshares	89,326	2,336,768
United Community Banks	258,754[a]	621,010
United Fire & Casualty	44,689	884,842
Universal Health Realty Income Trust	27,265[c]	1,175,394

The Fund	13

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares	Value ($)
Financial (continued)
Urstadt Biddle Properties, Cl. A	59,422[c]	1,169,425
Whitney Holding	207,849	2,814,275
Wilmington Trust	168,298	759,024
Wilshire Bancorp	47,702[a]	190,808
Wintrust Financial	68,194	2,297,456
World Acceptance	40,439[a]	2,747,830
		231,793,303
Health Care—13.4%
Abaxis	43,744[a]	1,270,763
Affymetrix	197,297[a]	1,065,404
Air Methods	22,525[a]	1,523,140
Align Technology	171,686[a]	4,144,500
Almost Family	20,005[a]	693,573
Amedisys	58,095[a]	1,935,725
American Medical Systems Holdings	190,063[a]	5,606,858
AMERIGROUP	119,187[a]	8,140,472
AMN Healthcare Services	74,529[a]	643,185
AmSurg	81,641[a]	2,192,877
Analogic	26,377	1,521,162
ArQule	94,202[a]	665,066
Bio-Reference Labs	50,224[a]	1,266,147
Cambrex	76,858[a]	404,273
Cantel Medical	33,730	874,619
Catalyst Health Solutions	105,686[a]	6,294,658
Centene	100,494[a]	3,640,898
Chemed	50,657	3,527,247
Computer Programs & Systems	18,947	1,113,894
CONMED	53,206[a]	1,494,024
CorVel	18,192[a]	942,346
Cross Country Healthcare	71,128[a]	527,770
CryoLife	111,987[a]	654,004
Cubist Pharmaceuticals	127,107[a]	4,302,572
Cyberonics	61,365[a]	2,182,753
Dionex	40,051[a]	4,740,036
Emergent BioSolutions	54,015[a]	1,253,688
Ensign Group	20,145	557,211

14

Common Stocks (continued)	Shares	Value ($)
Health Care (continued)
Enzo Biochem	76,337[a]	304,585
eResearch Technology	130,080[a]	827,309
Gentiva Health Services	70,797[a]	1,982,316
Greatbatch	71,298[a]	1,930,037
Haemonetics	63,848[a]	4,482,130
Hanger Orthopedic Group	71,301[a]	1,937,248
HealthSpring	147,718[a]	6,128,820
Healthways	83,876[a]	1,419,182
Hi-Tech Pharmacal	17,387[a]	480,924
HMS Holdings	58,415[a]	4,597,845
ICU Medical	24,931[a]	1,124,637
Integra LifeSciences Holdings	51,539[a]	2,696,005
Invacare	89,568	2,946,787
IPC The Hospitalist	28,880[a]	1,497,717
Kendle International	17,306[a]	173,925
Kensey Nash	30,524[a]	754,859
Landauer	16,638	1,001,108
LCA-Vision	30,215[a]	203,649
LHC Group	35,571[a]	1,053,613
Magellan Health Services	83,483[a]	4,342,786
MedCath	30,716[a]	414,973
Meridian Bioscience	80,875	1,998,421
Merit Medical Systems	58,194[a]	1,357,084
Molina Healthcare	46,352[a]	1,993,136
MWI Veterinary Supply	23,532[a]	1,957,156
Natus Medical	61,408[a]	1,042,094
Neogen	44,575[a]	1,867,693
Omnicell	75,893[a]	1,167,234
Palomar Medical Technologies	27,654[a]	442,741
Par Pharmaceutical Cos.	94,901[a]	3,268,390
Parexel International	125,690[a]	3,489,154
PharMerica	77,275[a]	1,016,939
PSS World Medical	137,181[a]	3,945,326
Quality Systems	41,458	3,719,612
Questcor Pharmaceuticals	146,156[a]	2,996,198
Regeneron Pharmaceuticals	161,943[a]	8,276,907

The Fund	15

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares	Value ($)
Health Care (continued)
RehabCare Group	52,542[a]	1,974,003
Salix Pharmaceuticals	133,293[a]	5,237,082
Savient Pharmaceuticals	169,816[a]	1,971,564
SurModics	31,651[a]	486,159
Symmetry Medical	127,637[a]	1,269,988
ViroPharma	195,774[a]	3,776,480
West Pharmaceutical Services	85,206[b]	4,025,131
Zoll Medical	51,906[a]	2,942,032
		163,699,844
Industrial—15.7%
A.O. Smith	69,662	3,063,038
AAON	28,315	930,148
AAR	86,261	2,246,236
ABM Industries	114,712	2,789,796
Actuant, Cl. A	157,294	4,366,481
Aerovironment	28,327[a]	811,569
Albany International, Cl. A	64,279	1,626,901
Allegiant Travel	33,064	1,483,582
American Science & Engineering	20,595	1,814,419
Apogee Enterprises	54,538	778,803
Applied Industrial Technologies	98,478	3,472,334
Arkansas Best	54,658	1,257,681
Astec Industries	36,227[a]	1,404,883
AZZ	25,481	1,115,558
Badger Meter	32,008	1,213,423
Barnes Group	122,369	3,027,409
Belden	111,737	4,249,358
Brady, Cl. A	131,182	4,946,873
Briggs & Stratton	111,833	2,638,140
Cascade	18,192	833,194
CDI	13,960	206,887
Ceradyne	59,092[a]	2,769,051
CIRCOR International	36,637	1,664,419
CLARCOR	123,374	5,575,271
Comfort Systems USA	78,052	953,015
Consolidated Graphics	27,207[a]	1,527,673

16

Common Stocks (continued)	Shares	Value ($)
Industrial (continued)
Cubic	41,999	2,271,306
Curtiss-Wright	117,041	3,891,613
Dolan	86,759[a]	1,021,153
Dycom Industries	85,831[a]	1,275,449
EMCOR Group	145,458[a]	4,504,834
Encore Wire	39,583	1,104,761
EnPro Industries	54,724[a]	2,193,338
ESCO Technologies	54,963	2,016,043
Esterline Technologies	68,256[a]	4,900,781
Exponent	29,920[a]	1,283,867
Federal Signal	153,963	1,039,250
Forward Air	62,326	2,095,400
G & K Services, Cl. A	42,098	1,393,444
GenCorp	194,843[a]	1,272,325
Geo Group	147,146[a]	3,925,855
Gibraltar Industries	76,805[a]	897,082
Griffon	102,832[a]	1,310,080
Healthcare Services Group	136,090	2,416,958
Heartland Express	136,389	2,352,710
Heidrick & Struggles International	38,474	900,292
Hub Group, Cl. A	76,407[a]	3,077,674
II-VI	53,814[a]	3,113,140
Insituform Technologies, Cl. A	91,284[a]	2,310,398
Insperity	60,207	1,823,670
Interface, Cl. A	133,949	2,496,809
John Bean Technologies	62,491	1,262,943
Kaman	54,206	2,016,463
Kaydon	84,962	3,288,029
Kelly Services, Cl. A	48,724[a]	931,116
Knight Transportation	162,413	2,925,058
Lawson Products	9,558	210,563
Lindsay	27,326	2,003,542
Lydall	33,250[a]	324,188
Mobile Mini	68,432[a]	1,704,641
Moog, Cl. A	108,803[a]	4,800,388
Mueller Industries	86,311	3,376,486

The Fund	17

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares	Value ($)
Industrial (continued)
National Presto Industries	8,682	963,962
Navigant Consulting	114,057[a]	1,328,764
NCI Building Systems	44,187[a]	547,035
Old Dominion Freight Line	103,307[a]	3,865,748
On Assignment	83,886[a]	920,229
Orbital Sciences	111,059[a]	2,091,241
Orion Marine Group	59,560[a]	615,255
Powell Industries	18,807[a]	743,253
Quanex Building Products	106,499	2,232,219
Robbins & Myers	108,489	4,716,017
School Specialty	37,846[a]	560,499
SFN Group	134,921[a]	1,420,718
Simpson Manufacturing	80,503	2,247,644
SkyWest	119,560	1,976,327
Standard Register	37,007	127,304
Standex International	24,955	912,355
SYKES Enterprises	88,534[a]	1,773,336
Teledyne Technologies	82,071[a]	4,143,765
Tetra Tech	152,353[a]	3,598,578
Toro	77,063	5,233,348
Tredegar	44,735	978,802
Triumph Group	32,924	2,835,415
TrueBlue	125,002[a]	1,760,028
UniFirst	35,899	1,858,132
United Stationers	52,215	3,762,613
Universal Forest Products	38,044	1,228,441
Viad	37,183	922,510
Vicor	37,801	631,655
Watts Water Technologies, Cl. A	78,706	3,045,922
		191,538,906
Information Technology—18.8%
Advanced Energy Industries	79,271[a]	1,121,685
Agilysys	56,250[a]	293,625
Anixter International	70,466	5,294,815
Arris Group	286,407[a]	3,436,884
ATMI	84,720[a]	1,686,775

18

Common Stocks (continued)	Shares	Value ($)
Information Technology (continued)
Avid Technology	57,943[a]	1,076,581
Bel Fuse, Cl. B	27,512	553,817
Benchmark Electronics	144,062[a]	2,434,648
Black Box	34,697	1,212,313
Blackbaud	94,021	2,600,621
Blue Coat Systems	108,953[a]	3,137,846
Bottomline Technologies	72,167[a]	2,004,799
Brightpoint	172,171[a]	1,742,371
Brooks Automation	160,932[a]	1,968,198
Cabot Microelectronics	60,243[a]	2,942,871
CACI International, Cl. A	74,675[a]	4,563,389
Cardtronics	73,404[a]	1,559,835
Ceva	49,267[a]	1,506,585
Checkpoint Systems	86,257[a]	1,816,572
Ciber	190,149[a]	1,087,652
Cognex	84,551	2,644,755
Cohu	46,209	665,872
Commvault Systems	91,352[a]	3,598,355
comScore	47,351[a]	1,411,533
Comtech Telecommunications	72,339	2,047,194
CSG Systems International	95,640[a]	2,031,394
CTS	93,702	1,029,785
Cymer	66,260[a]	3,187,769
Daktronics	92,118	988,426
DealerTrack Holdings	84,370[a]	1,894,950
DG Fastchannel	57,114[a]	2,089,801
Digi International	54,924[a]	648,652
Diodes	77,346[a]	2,646,780
DSP Group	61,946[a]	500,524
DTS	32,642[a]	1,438,206
Ebix	92,014[a]	2,102,520
Electro Scientific Industries	58,052[a]	954,955
EMS Technologies	33,613[a]	849,064
Epicor Software	132,386[a]	1,654,825
EPIQ Systems	74,058	1,053,845
Exar	73,738[a]	450,539

The Fund	19

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares	Value ($)
Information Technology (continued)
FARO Technologies	31,222[a]	1,347,854
FEI	90,209[a]	2,928,184
Forrester Research	31,469	1,243,340
Gerber Scientific	55,646[a]	531,976
Harmonic	182,696[a]	1,512,723
Heartland Payment Systems	81,393	1,624,604
Hittite Microwave	50,590[a]	3,257,490
Hutchinson Technology	80,571[a,b]	215,125
iGATE Capital	77,774	1,319,047
Infospace	90,510[a]	814,590
Insight Enterprises	114,289[a]	1,961,199
Integral Systems	16,542[a]	206,610
Interactive Intelligence	27,739[a]	1,037,993
Intermec	124,966[a]	1,434,610
Intevac	49,429[a]	604,517
j2 Global Communications	118,447[a]	3,489,449
JDA Software Group	93,551[a]	3,065,666
Knot	52,488[a]	535,902
Kopin	147,790[a]	710,870
Kulicke & Soffa Industries	192,282[a]	1,742,075
Liquidity Services	38,223[a]	743,437
Littelfuse	46,456	2,890,028
LivePerson	103,302[a]	1,380,115
Logmein	36,767[a]	1,583,555
LoJack	55,755[a]	255,358
Manhattan Associates	54,238[a]	1,960,704
MAXIMUS	36,830	2,946,032
Mercury Computer Systems	49,370[a]	953,335
Methode Electronics	102,721	1,269,632
Micrel	144,511[b]	1,851,186
Microsemi	199,913[a]	4,717,947
MicroStrategy, Cl. A	18,979[a]	2,681,733
MKS Instruments	123,465	3,503,937
Monolithic Power Systems	81,514[a]	1,384,108

20

Common Stocks (continued)	Shares	Value ($)
Information Technology (continued)
MTS Systems	35,026	1,550,601
NCI, Cl. A	14,934[a]	367,526
Netgear	85,065[a]	3,551,464
NetScout Systems	88,467[a]	2,263,871
Network Equipment Technologies	56,733[a]	191,190
Newport	106,946[a]	2,003,099
Novatel Wireless	83,494[a]	517,663
Oplink Communications	46,704[a]	924,739
OSI Systems	42,753[a]	1,641,288
Park Electrochemical	51,185	1,636,384
PC-Tel	37,611[a]	274,560
Perficient	67,178[a]	839,053
Pericom Semiconductor	59,007[a]	536,374
Plexus	81,069[a]	2,958,208
Power Integrations	61,626	2,485,993
Progress Software	163,290[a]	4,841,549
Pulse Electronics	130,389	779,726
Radiant Systems	90,099[a]	1,794,772
Radisys	59,131[a]	520,944
RightNow Technologies	47,493[a]	1,718,297
Rofin-Sinar Technologies	65,333[a]	2,829,572
Rogers	37,148[a]	1,542,385
Rudolph Technologies	84,932[a]	960,581
ScanSource	51,569[a]	1,844,623
Sigma Designs	91,418[a]	1,166,494
Smith Micro Software	81,351[a]	628,030
Sourcefire	69,920[a]	1,861,270
Stamps.com	28,963	391,580
Standard Microsystems	52,499[a]	1,425,348
StarTek	22,678[a]	123,368
Stratasys	41,261[a]	2,221,905
Super Micro Computer	50,528[a]	862,008
Supertex	18,652[a]	402,697
Symmetricom	111,780[a]	681,858

The Fund	21

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares	Value ($)
Information Technology (continued)
Synaptics	92,362[a]	2,624,928
Synchronoss Technologies	45,537[a]	1,469,024
SYNNEX	53,726[a]	1,801,433
Take-Two Interactive Software	220,936[a]	3,574,744
Taleo, Cl. A	82,559[a]	2,994,415
Tekelec	142,935[a]	1,193,507
TeleTech Holdings	84,857[a]	1,686,109
Tessera Technologies	120,382[a]	2,378,748
THQ	191,317[a]	772,921
Tollgrade Communications	43,360[a]	437,502
Triquint Semiconductor	374,201[a]	5,152,748
TTM Technologies	87,550[a]	1,673,956
Tyler Technologies	74,328[a]	1,842,591
Ultratech	45,292[a]	1,418,093
United Online	243,649	1,608,083
Veeco Instruments	95,380[a]	4,876,779
ViaSat	91,017[a]	3,633,399
Volterra Semiconductor	59,970[a]	1,576,611
Websense	109,919[a]	2,834,811
Wright Express	83,634[a]	4,711,103
		230,237,082
Materials—4.7%
A.M. Castle & Co.	32,272[a]	609,295
AMCOL International	50,404	1,876,037
American Vanguard	45,896[b]	409,392
Arch Chemicals	58,097	2,246,611
Balchem	57,370	2,277,015
Buckeye Technologies	98,500	2,773,760
Calgon Carbon	108,653[a]	1,864,485
Century Aluminum	126,567[a]	2,528,809
Clearwater Paper	24,583[a]	1,929,274
Deltic Timber	19,414	1,316,269
Eagle Materials	87,287	2,539,179
H.B. Fuller	126,627	2,766,800

22

Common Stocks (continued)	Shares	Value ($)
Materials (continued)
Hawkins	19,754	929,228
Headwaters	128,136[a]	699,623
Kaiser Aluminum	30,738	1,540,281
KapStone Paper and Packaging	99,626[a]	1,731,500
Koppers Holdings	48,875	2,235,054
LSB Industries	39,452[a]	1,591,888
Materion	52,121[a]	2,176,573
Myers Industries	93,688	999,651
Neenah Paper	43,859	1,023,230
Olympic Steel	22,802	669,695
OM Group	74,048[a]	2,683,500
PolyOne	215,040	3,113,779
Quaker Chemical	28,901	1,305,747
RTI International Metals	69,076[a]	2,206,287
Schulman (A.)	68,436	1,732,800
Schweitzer-Mauduit International	44,159	2,289,203
Stepan	20,374	1,466,317
STR Holdings	97,465[a]	1,605,249
Texas Industries	59,992	2,529,863
Wausau Paper	123,946	836,636
Zep	49,942	948,898
		57,451,928
Telecommunication Services—.6%
Atlantic Tele-Network	20,169	740,807
Cbeyond	55,335[a]	706,075
Cincinnati Bell	450,731[a]	1,347,686
General Communication, Cl. A	93,140[a]	1,071,110
Neutral Tandem	86,899[a]	1,328,686
NTELOS Holdings	60,809	1,199,762
USA Mobility	61,809	954,949
		7,349,075
Utilities—3.7%
Allete	68,671	2,780,489
American States Water	41,259	1,440,352

The Fund	23

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares	Value ($)
Utilities (continued)
Avista	148,177	3,608,110
Central Vermont Public Service	15,853	371,119
CH Energy Group	40,454	2,169,143
El Paso Electric	110,693	3,429,269
Laclede Group	47,182	1,810,373
New Jersey Resources	91,651	4,012,481
Northwest Natural Gas	51,894	2,399,579
NorthWestern	97,602	3,176,945
Piedmont Natural Gas	175,264	5,564,632
South Jersey Industries	60,790	3,492,386
Southwest Gas	114,680	4,560,824
UIL Holdings	101,638	3,234,121
UniSource Energy	94,779	3,519,144
		45,568,967
Total Common Stocks
(cost $970,402,451)		1,203,143,320
	Principal
Short -Term Investments—.1%	Amount ($)	Value ($)
U.S. Treasury Bills
0.04%, 6/16/11
(cost $779,960)	780,000[d]	779,998

Other Investment—.9%	Shares	Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $11,589,000)	11,589,000[e]	11,589,000

24

Investment of Cash Collateral
for Securities Loaned—.5%	Shares	Value ($)
Registered Investment Company;
Dreyfus Institutional Cash
Advantage Plus Fund
(cost $5,987,382)	5,987,382[e]	5,987,382

Total Investments (cost $988,758,793)	99.9%	1,221,499,700
Cash and Receivables (Net)	.1%	1,026,327
Net Assets	100.0%	1,222,526,027

a Non-income producing security.
b Security, or portion thereof, on loan.At April 30, 2011, the value of the fund’s securities on loan was $5,795,734 and the value of the collateral held by the fund was $5,987,382.
c Investment in real estate investment trust.
d Held by a broker as collateral for open financial futures positions.
e Investment in affiliated money market mutual fund.

Portfolio Summary (Unaudited)†

	Value (%)	Value (%)
Financial	19.0	Materials	4.7
Information Technology	18.8	Consumer Staples	3.7
Industrial	15.7	Utilities	3.7
Consumer Discretionary	13.9	Short-Term/Money Market Investments	1.5
Health Care	13.4	Telecommunication Services	.6
Energy	4.9		99.9

† Based on net assets.
See notes to financial statements.

The Fund	25

STATEMENT OF FINANCIAL FUTURES

April 30, 2011 (Unaudited)

		Market Value		Unrealized
		Covered by		Appreciation
	Contracts	Contracts ($)	Expiration	at 4/30/2011	($)
Financial Futures Long
Russell 2000 Mini	224	19,351,360	June 2011	568,285

See notes to financial statements.

26

STATEMENT OF ASSETS AND LIABILITIES

April 30, 2011 (Unaudited)

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments (including securities on loan, valued at $5,795,734)—Note 1(b):
Unaffiliated issuers	971,182,411	1,203,923,318
Affiliated issuers	17,576,382	17,576,382
Cash		1,697,764
Receivable for investment securities sold		6,152,228
Receivable for shares of Common Stock subscribed		1,835,900
Dividends and interest receivable		538,967
Receivable for futures variation margin—Note 4		107,361
		1,231,831,920
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(b)		491,276
Liability for securities on loan—Note 1(b)		5,987,382
Payable for shares of Common Stock redeemed		1,910,672
Payable for investment securities purchased		908,190
Loan commitment fees payable—Note 2		8,285
Interest payable—Note 2		88
		9,305,893
Net Assets ($)		1,222,526,027
Composition of Net Assets ($):
Paid-in capital		966,655,451
Accumulated undistributed investment income—net		1,475,340
Accumulated net realized gain (loss) on investments		21,086,044
Accumulated net unrealized appreciation (depreciation) on
investments (including $568,285 net unrealized
appreciation on financial futures)		233,309,192
Net Assets ($)		1,222,526,027
Shares Outstanding
(200 million shares of $.001 par value Common Stock authorized)		54,198,574
Net Asset Value, offering and redemption price per share ($)		22.56

See notes to financial statements.

The Fund	27

STATEMENT OF OPERATIONS

Six Months Ended April 30, 2011 (Unaudited)

Investment Income ($):
Income:
Cash dividends:
Unaffiliated issuers	8,225,073
Affiliated issuers	11,597
Income from securities lending—Note 1(b)	162,482
Interest	491
Total Income	8,399,643
Expenses:
Management fee—Note 3(a)	1,442,073
Shareholder servicing costs—Note 3(b)	1,442,073
Directors’ fees—Note 3(a)	29,368
Loan commitment fees—Note 2	8,285
Interest expense—Note 2	4,231
Total Expenses	2,926,030
Less—Directors’ fees reimbursed by the Manager—Note 3(a)	(29,368)
Net Expenses	2,896,662
Investment Income—Net	5,502,981
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments	29,663,500
Net realized gain (loss) on financial futures	2,400,563
Net Realized Gain (Loss)	32,064,063
Net unrealized appreciation (depreciation) on investments	196,368,516
Net unrealized appreciation (depreciation) on financial futures	381,147
Net Unrealized Appreciation (Depreciation)	196,749,663
Net Realized and Unrealized Gain (Loss) on Investments	228,813,726
Net Increase in Net Assets Resulting from Operations	234,316,707

See notes to financial statements.

28

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	April 30, 2011	Year Ended
	(Unaudited)	October 31, 2010
Operations ($):
Investment income—net	5,502,981	6,071,974
Net realized gain (loss) on investments	32,064,063	32,546,093
Net unrealized appreciation
(depreciation) on investments	196,749,663	161,168,330
Net Increase (Decrease) in Net Assets
Resulting from Operations	234,316,707	199,786,397
Dividends to Shareholders from ($):
Investment income—net	(8,350,465)	(6,764,974)
Net realized gain on investments	(21,136,380)	—
Total Dividends	(29,486,845)	(6,764,974)
Capital Stock Transactions ($):
Net proceeds from shares sold	264,765,341	347,835,916
Dividends reinvested	28,316,048	6,274,003
Cost of shares redeemed	(278,085,003)	(348,615,530)
Increase (Decrease) in Net Assets
from Capital Stock Transactions	14,996,386	5,494,389
Total Increase (Decrease) in Net Assets	219,826,248	198,515,812
Net Assets ($):
Beginning of Period	1,002,699,779	804,183,967
End of Period	1,222,526,027	1,002,699,779
Undistributed investment income—net	1,475,340	4,322,824
Capital Share Transactions (Shares):
Shares sold	12,751,590	19,731,208
Shares issued for dividends reinvested	1,370,453	372,356
Shares redeemed	(13,203,940)	(20,289,148)
Net Increase (Decrease) in Shares Outstanding	918,103	(185,584)

See notes to financial statements.

The Fund	29

FINANCIAL HIGHLIGHTS

The following table describes the performance for the fiscal periods indicated. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

Six Months Ended
	April 30, 2011		Year Ended October 31,
	(Unaudited)	2010	2009	2008	2007	2006
Per Share Data ($):
Net asset value,
beginning of period	18.82	15.04	15.71	25.45	23.93	21.06
Investment Operations:
Investment income—net[a]	.10	.11	.15	.22	.15	.12
Net realized and unrealized
gain (loss) on investments	4.19	3.80	.45	(7.85)	2.45	3.11
Total from
Investment Operations	4.29	3.91	.60	(7.63)	2.60	3.23
Distributions:
Dividends from
investment income—net	(.16)	(.13)	(.23)	(.15)	(.12)	(.11)
Dividends from net realized
gain on investments	(.39)	—	(1.04)	(1.96)	(.96)	(.25)
Total Distributions	(.55)	(.13)	(1.27)	(2.11)	(1.08)	(.36)
Net asset value, end of period	22.56	18.82	15.04	15.71	25.45	23.93
Total Return (%)	23.06[b]	26.08	5.43	(32.21)	11.15	15.53
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.51[c]	.51	.51	.51	.51	.50
Ratio of net expenses
to average net assets	.50[c]	.50	.50	.50	.50	.50
Ratio of net investment income
to average net assets	.95[c]	.65	1.11	1.09	.60	.52
Portfolio Turnover Rate	13.86[b]	20.72	25.48	31.84	25.08	25.05
Net Assets, end of period
($ x 1,000)	1,222,526	1,002,700	804,184	734,645	998,016	888,354

a	Based on average shares outstanding at each month end.
b	Not annualized.
c	Annualized.

See notes to financial statements.

30

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus Smallcap Stock Index Fund (the “fund”) is a separate non-diversified series of Dreyfus Index Funds, Inc. (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering three series, including the fund.The fund’s investment objective is to match the performance of the Standard & Poor’s SmallCap 600 Index.The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser. MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Manager, is the distributor of the fund’s shares, which are sold to the public without a sales charge.

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions.Actual results could differ from those estimates.

The Company enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

The Fund	31

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

(a) Portfolio valuation: Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. U.S.Treasury Bills are valued at the mean price between quoted bid prices and asked prices by an independent pricing service approved by the Board of Directors. Registered investment companies that are not traded on an exchange are valued at their net asset value. When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Directors. Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures contracts. For other securities that are fair valued by the Board of Directors, certain factors may be considered such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and

32

public trading in similar securities of the issuer or comparable issuers. Financial futures are valued at the last sales price.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value.This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements.These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities

The Fund	33

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The following is a summary of the inputs used as of April 30, 2011 in valuing the fund’s investments:

		Level 2—Other	Level 3—
	Level 1—	Significant	Significant
	Unadjusted	Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Equity Securities—
Domestic†	1,203,143,320	—	—	1,203,143,320
Mutual Funds	17,576,382	—	—	17,576,382
U.S. Treasury	—	779,998	—	779,998
Other Financial
Instruments:
Futures††	568,285	—	—	568,285

†	See Statement of Investments for additional detailed categorizations.
††	Amount shown represents unrealized appreciation at period end.

In January 2010, FASB issued Accounting Standards Update (“ASU”) No. 2010-06 “Improving Disclosures about FairValue Measurements”. The portions of ASU No. 2010-06 which require reporting entities to prepare new disclosures surrounding amounts and reasons for significant transfers in and out of Level 1 and Level 2 fair value measurements as well as inputs and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements that fall in either Level 2 or Level 3 have been adopted by the fund. No significant transfers between Level 1 or Level 2 fair value measurements occurred at April 30, 2011.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

Pursuant to a securities lending agreement withThe Bank of NewYork Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, the

34

fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager, U.S. Government and Agency securities or letters of credit.The fund is entitled to receive all income on securities loaned, in addition to income earned as a result of the lending transaction. Although each security loaned is fully collateralized, the fund bears the risk of delay in recovery of, or loss of rights in, the securities loaned should a borrower fail to return the securities in a timely manner. During the period ended April 30, 2011,The Bank of New York Mellon earned $54,161 from lending portfolio securities, pursuant to the securities lending agreement.

(c) Affiliated issuers: Investments in other investment companies advised by Dreyfus are defined as “affiliated” in the Act.

The fund may invest in shares of certain affiliated investment companies also advised or managed by Dreyfus. Investments in affiliated investment companies for the period ended April 30, 2011 were as follows:

Affiliated
Investment	Value			Value	Net
Company	10/31/2010 ($)	Purchases ($)	Sales	($) 4/30/2011 ($)	Assets (%)
Dreyfus
Institutional
Preferred
Plus Money
Market
Fund	10,179,000	156,833,000	155,423,000	11,589,000.9
Dreyfus
Institutional
Cash
Advantage
Plus Fund	123,776,219	163,237,071	281,025,908	5,987,382.5
Total	133,955,219	320,070,071	436,448,908	17,576,382	1.4

The Fund	35

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

(d) Dividends to shareholders: Dividends are recorded on the ex-dividend date. Dividends from investment income-net and dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(e) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended April 30, 2011, the fund did not have any liabilities for any uncertain tax positions.The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period, the fund did not incur any interest or penalties.

Each of the tax years in the three-year period ended October 31, 2010 remains subject to examination by the Internal Revenue Service and state taxing authorities.

The tax character of distributions paid to shareholders during the fiscal year ended October 31, 2010 was as follows: ordinary income $6,764,974. The tax character of current year distributions will be determined at the end of the current fiscal year.

NOTE 2—Bank Lines of Credit:

The fund participates with other Dreyfus-managed funds in a $225 million unsecured credit facility led by Citibank, N.A. and a $300 million unsecured credit facility provided by The Bank of New York Mellon (each, a “Facility”), each to be utilized primarily for temporary

36

or emergency purposes, including the financing of redemptions. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for each Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing.

The average amount of borrowings outstanding under the Facilities during the period ended April 30, 2011, was approximately $597,200 with a related weighted average annualized interest rate of 1.43%.

NOTE 3—Management Fee and Other Transactions With Affiliates:

(a) Pursuant to a management agreement (“Agreement”) with the Manager, the management fee is computed at the annual rate of .25% of the value of the fund’s average daily net assets and is payable monthly. Under the terms of the Agreement, the Manager has agreed to pay all the expenses of the fund, except management fees, brokerage fees and commissions, taxes, interest fees, commitment fees, Shareholder Services Plan fees, fees and expenses of non-interested Board members (including counsel fees) and extraordinary expenses. In addition, the Manager is required to reduce its fee in an amount equal to the fund’s allocable portion of the accrued fees and expenses of the non-interested Board members (including counsel fees). Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets. During the period ended April 30, 2011, fees reimbursed by the Manager amounted to $29,368.

(b) Under the Shareholder Services Plan, the fund pays the Distributor for the provision of certain services, at the annual rate of .25% of the value of the fund’s average daily net assets.The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts. The Distributor may make payments to

The Fund	37

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Service Agents (a securities dealer, financial institution or other industry professional) in respect of these services.The Distributor determines the amounts to be paid to Service Agents. During the period ended April 30, 2011, the fund was charged $1,442,073 pursuant to the Shareholder Services Plan.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $245,638 and shareholder services plan fees $245,638.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities and financial futures, during the period ended April 30, 2011, amounted to $158,175,805 and $171,786,787, respectively.

Futures Contracts: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including equity price risk as a result of changes in value of underlying financial instruments.The fund invests in financial futures contracts in order to manage its exposure to or protect against changes in the market. A futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a broker, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. Futures contracts are valued daily at the last sales price established by the Board of Trade or exchange upon which

38

they are traded. When the contracts are closed, the fund recognizes a realized gain or loss. There is minimal counterparty credit risk to the fund with futures since futures are exchange traded, and the exchange’s clearinghouse guarantees the futures against default. Contracts open at April 30, 2011 are set forth in the Statement of Financial Futures.

The following summarizes the average market value of derivatives outstanding during the period ended April 30, 2011:

Average Market Value ($)
Equity future contracts	15,621,320

At April 30, 2011, accumulated net unrealized appreciation on investments was $232,740,907, consisting of $306,512,488 gross unrealized appreciation and $73,771,581 gross unrealized depreciation.

At April 30, 2011, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

The Fund	39

INFORMATION ABOUT THE RENEWAL OF THE
FUND’S MANAGEMENT AGREEMENT (Unaudited)

At a meeting of the fund’s Board of Directors held on March 1, 2011, the Board considered the renewal of the fund’s Management Agreement pursuant to which Dreyfus provides the fund with investment advisory and administrative services (the “Agreement”). The Board members, none of whom are “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund, were assisted in their review by independent legal counsel and met with counsel in executive session separate from representatives of Dreyfus. In considering the renewal of the Agreement, the Board considered all factors that it believed to be relevant, including those discussed below.The Board did not identify any one factor as dispositive, and each Board member may have attributed different weights to the factors considered.

Analysis of Nature, Extent, and Quality of Services Provided to the Fund. The Board members considered information previously provided to them in presentations from representatives of Dreyfus regarding the nature, extent, and quality of the services provided to funds in the Dreyfus fund complex, and representatives of Dreyfus confirmed that there had been no material changes in this information. Dreyfus provided the number of open accounts in the fund, the fund’s asset size and the allocation of fund assets among distribution channels. Dreyfus also had previously provided information regarding the diverse intermediary relationships and distribution channels of funds in the Dreyfus fund complex and Dreyfus’ corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to each distribution channel, including the distribution channel(s) for the fund.

The Board members also considered research support available to, and portfolio management capabilities of, the fund’s portfolio management personnel and that Dreyfus also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements.The Board members also considered Dreyfus’ extensive administrative, accounting, and compliance infrastructures.The Board also considered portfolio management’s brokerage policies and practices (including policies and practices regarding soft dollars) and the standards applied in seeking best execution.

40

Comparative Analysis of the Fund’s Performance and Management Fee and Expense Ratio. The Board members reviewed reports prepared by Lipper, Inc. (“Lipper”), an independent provider of investment company data, which included information comparing (1) the fund’s performance with the performance of a group of comparable funds (the “Performance Group”) and with a broader group of funds (the “Performance Universe”), all for various periods ended December 31, 2010, and (2) the fund’s actual and contractual management fees and total expenses with those of a group of comparable funds (the “Expense Group”) and with a broader group of funds (the “Expense Universe”), the information for which was derived in part from fund financial statements available to Lipper as of October 31, 2010. Dreyfus previously had furnished the Board with a description of the methodology Lipper used to select the Performance Group and Performance Universe and the Expense Group and Expense Universe.

Dreyfus representatives stated that the usefulness of performance comparisons may be affected by a number of factors, including different investment limitations that may be applicable to the fund and comparison funds.The Board members discussed the results of the comparisons and noted that the fund’s total return performance ranked second among the three funds in the Performance Group for the various periods, except for the one-year period when the fund’s performance ranked third, and was above the Performance Universe median for the various periods, except for the two-year period when the fund’s performance was below the median. Dreyfus also provided a comparison of the fund’s calendar year total returns to the returns of the fund’s benchmark index.

The Board members also reviewed the range of actual and contractual management fees and total expenses of the Expense Group and Expense Universe funds and discussed the results of the comparisons. Taking into consideration the fund’s “unitary” fee structure, they noted that the fund’s contractual management fee was at the Expense Group median, the fund’s actual management fee was at the Expense Group

The Fund	41

INFORMATION ABOUT THE RENEWAL OF THE FUND’S
MANAGEMENT AGREEMENT (Unaudited) (continued)

and Expense Universe medians and the fund’s total expenses were at the Expense Group median and above the Expense Universe median.

Representatives of Dreyfus reviewed with the Board members the management or investment advisory fees (1) paid by funds advised or administered by Dreyfus that are in the same Lipper category as the fund and (2) paid to Dreyfus or the Dreyfus-affiliated primary employer of the fund’s primary portfolio manager for advising any separate accounts and/or other types of client portfolios that are considered to have similar investment strategies and policies as the fund (the “Similar Clients”), and explained the nature of the Similar Clients. They discussed differences in fees paid and the relationship of the fees paid in light of any differences in the services provided and other relevant factors, noting the fund’s “unitary” fee structure. The Board members considered the relevance of the fee information provided for the Similar Clients to evaluate the appropriateness and reasonableness of the fund’s management fee.

Analysis of Profitability and Economies of Scale. Dreyfus’ representatives reviewed the expenses allocated and profit received by Dreyfus and the resulting profitability percentage for managing the fund, and the method used to determine the expenses and profit. The Board concluded that the profitability results were not unreasonable, given the services rendered and service levels provided by Dreyfus. The Board previously had been provided with information prepared by an independent consulting firm regarding Dreyfus’ approach to allocating costs to, and determining the profitability of, individual funds and the entire Dreyfus fund complex. The consulting firm also had analyzed where any economies of scale might emerge in connection with the management of a fund.

The Board’s counsel stated that the Board members should consider the profitability analysis (1) as part of their evaluation of whether the fees under the Agreement bear a reasonable relationship to the mix of ser-

42

vices provided by Dreyfus, including the nature, extent and quality of such services, and (2) in light of the relevant circumstances for the fund and the extent to which economies of scale would be realized if the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders. Dreyfus representatives noted that, as a result of shared and allocated costs among funds in the Dreyfus funds complex, the extent of economies of scale could depend substantially on the level of assets in the complex as a whole, so that increases and decreases in complex-wide assets can affect potential economies of scale in a manner that is disproportionate to, or even in the opposite direction from, changes in the fund’s asset level. The Board members also considered potential benefits to Dreyfus from acting as investment adviser and noted that there were no soft dollar arrangements in effect for trading the fund’s investments.

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to the renewal of the Agreement. Based on the discussions and considerations as described above, the Board concluded and determined as follows.

  The Board concluded that the nature, extent and quality of the services provided by Dreyfus are adequate and appropriate.

  The Board was satisfied with the fund’s performance.

  The Board concluded that the fee paid to Dreyfus was reasonable in light of the considerations described above.

  The Board determined that the economies of scale which may accrue to Dreyfus and its affiliates in connection with the management of the fund had been adequately considered by Dreyfus in connection with the fee rate charged to the fund pursuant to the Agreement and that, to the extent in the future it were determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.

The Fund	43

INFORMATION ABOUT THE RENEWAL OF THE FUND’S
MANAGEMENT AGREEMENT (Unaudited) (continued)

The Board members considered these conclusions and determinations, along with information received on a routine and regular basis throughout the year. In addition, it should be noted that the Board’s consideration of the contractual fee arrangements for this fund had the benefit of a number of years of reviews of prior or similar agreements during which lengthy discussions took place between the Board members and Dreyfus representatives. Certain aspects of the arrangements may receive greater scrutiny in some years than in others, and the Board members’ conclusions may be based, in part, on their consideration of the same or similar arrangements in prior years. The Board members determined that renewal of the Agreement was in the best interests of the fund and its shareholders.

44

For More Information

Dreyfus	Transfer Agent &
Smallcap Stock	Dividend Disbursing Agent
Index Fund	Dreyfus Transfer, Inc.
200 Park Avenue	200 Park Avenue
New York, NY 10166	New York, NY 10166

Manager	Distributor
The Dreyfus Corporation	MBSC Securities Corporation
200 Park Avenue	200 Park Avenue
New York, NY 10166	New York, NY 10166
Custodian
The Bank of New York Mellon
One Wall Street
New York, NY 10286

Ticker Symbol: DISSX

Telephone 1-800-645-6561

Mail The Dreyfus Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144 E-mail Send your request to info@dreyfus.com Internet Information can be viewed online or downloaded at: http://www.dreyfus.com

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities, and information regarding how the fund voted these proxies for the most recent 12-month period ended June 30 is available at http://www.dreyfus.com and on the SEC’s website at http://www.sec.gov. The description of the policies and procedures is also available without charge, upon request, by calling 1-800-645-6561.

© 2011 MBSC Securities Corporation

Item 2.      Code of Ethics.

                  Not applicable.

Item 3.      Audit Committee Financial Expert.

                  Not applicable.

Item 4.      Principal Accountant Fees and Services.

                  Not applicable.

Item 5.      Audit Committee of Listed Registrants.

                  Not applicable.

Item 6.      Investments.

(a)              Not applicable.

Item 7.      Disclosure of Proxy Voting Policies and Procedures for Closed-End Management      Investment Companies.

                  Not applicable.

Item 8.      Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.      Purchases of Equity Securities by Closed-End Management Investment Companies and        Affiliated Purchasers.

                  Not applicable.  [CLOSED END FUNDS ONLY]

Item 10.    Submission of Matters to a Vote of Security Holders.

                  There have been no material changes to the procedures applicable to Item 10.

Item 11.    Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12.    Exhibits.

(a)(1)   Not applicable.

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3)   Not applicable.

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

 Dreyfus Index Funds, Inc.

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak, President
Date:	June 13, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak, President
Date:	June 13, 2011

By: /s/ James Windels
James Windels, Treasurer
Date:	June 13, 2011

EXHIBIT INDEX

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.  (EX-99.906CERT)